Exhibit 99.14

Loan Level Exception Report

Run Date - 4/27/2017 11:31:58 AM

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100003	$XXX	MA	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100008	$XXX	RI	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1
1704100009	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100013	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100340	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100493	$XXX	OH	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100494	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100495	$XXX	NJ	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1
1704100342	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100496	$XXX	GA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100021	$XXX	MA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100027	$XXX	MD	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100055	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100050	$XXX	NY	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100015	$XXX	NJ	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100020	$XXX	CT	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1
1704100364	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100056	$XXX	PA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100044	$XXX	RI	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100346	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100046	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100052	$XXX	MA	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100085	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100499	$XXX	CA	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1
1704100043	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100356	$XXX	NY	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100343	$XXX	NJ	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100074	$XXX	PA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100380	$XXX	FL	XX/XX/XXXX	Purchase	03/27/2017	2	2	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status
Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: There was no AVM nor Analyst desk review contained in file. Per MCP 3.4 If the appraised value is less than $1,000,000, a VCC Real Estate Analyst orders an Automated Valuation Module (“AVM”) from an approved provider. This AVM populates recent/similar sales in the Subject’s area and electronically computes an estimated value for the Subject Property. If the AVM’s estimated value differs more than 10% from that of the appraised value, the initial appraisal and the AVM are submitted to VCC’s internal Appraisal Review Department for final VCC value determination.

CLEARED COMMENT (2017-03-29): Exception Cleared- due to receipt of Analyst review affirming appraised value

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA to be provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): Satisfactory CDA received.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): Satisfactory CDA received.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): Satisfactory CDA received.

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI reflects a deductible off $6,000 which exceeds MCP threshold of $5,000, Per MCP 7.2 II a. The insurance policy: *must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, wind/hail deductible up to 2% is acceptable except as provided herein;

WAIVED COMMENT (2017-03-29): reserves used as comp factor

			6 months reserves		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-30): Satisfactory CDA received.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-30): Satisfactory CDA received.

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: 1) Wind/Hail Deductible Exceeds 2% of $160,000 coverage amount 2) The theft deductible of $7,500 exceeds the allowable deducible limit of $5,000 per section 7.2 of the guidelines: II a. The insurance policy: *must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, wind/hail deductible up to 2% is acceptable except as provided herein;

GENERAL COMMENT (2017-03-29): Exception cleared- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount.

[2] Application / Processing - Missing Document: Business Purpose Letter of Intent not provided

EXCEPTION INFO: The Handwritten BP LOE is not on company letterhead as required per MCP Appendix 2.

WAIVED COMMENT (2017-04-05): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for BP letterhead on LOE. (comp factor: Seasoned investor )

			Seasoned investor-		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): Satisfactory CDA received.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): Satisfactory CDA received.

Loan Review Complete

[1] Application / Processing - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: No VOF documents located-    the approval references an XXX checking account-    no documents corresponding to this account/funds was located.

Per MCP 6.2 Purchase: Proof of down payment must be verified.

CLEARED COMMENT (2017-03-29): Exception cleared- due to receipt of VOF which is consistent with approval referenced XXX account and balance amount.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-30): CDA provided

Loan Review Complete

[1] Application / Processing - Missing Document: Non-Owner Occupancy Declaration not provided

EXCEPTION INFO: There is no executed Certificate of occupancy & Indemnity for the subject borrower as required per MCP appendix 2.

CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of signed/executed cert of occupancy & indemnity

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): Satisfactory CDA received.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): Satisfactory CDA received.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by dilligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-30): Satisfactory CDA received.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-30): Satisfactory CDA received.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-30): Satisfactory CDA received.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-30): Satisfactory CDA received.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

GENERAL COMMENT (2017-03-30): CDA returned an INDETERMINATE value. Please advise if diligence should order a field review.

GENERAL COMMENT (2017-04-06): Please request a field review

GENERAL COMMENT (2017-04-07): Field Review ordered

GENERAL COMMENT (2017-04-11): ETA for field review is 4/14/17.

CLEARED COMMENT (2017-04-17): received field review with 0 variance, exception cleared.

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: Wind/Hail deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

WAIVED COMMENT (2017-03-29): Seasoned investor used as comp factor

			Seasoned investor		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-30): Satisfactory CDA received.

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: Coverage deemed insufficient as it is based on Actual Costs not Replacement Costs as required per MCP 7.2.

GENERAL COMMENT (2017-03-29): exception remains- the policy does not contain a replacement cost endorsement as required by guidelines: MCP 7.2 II “ must contain replacement cost coverage, i.e., an endorsement or clause that provides for all claims to be made on a replacement cost basis (not actual cash value basis) and without any deduction being made for depreciation;”

WAIVED COMMENT (2017-04-05): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Lack of replacement cost coverage. (comp factor: sufficient dwelling coverage amount. )

			Sufficient dwelling coverage amount.		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: Wind/Hail deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

GENERAL COMMENT (2017-04-03): Exception remains- There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.

WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. (comp factor: Seasoned Investor)

			Seasoned investor		Loan Review Complete

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100019	$XXX	NY	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	2	2	1
1704100018	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100381	$XXX	CA	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100096	$XXX	CT	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100095	$XXX	CT	XX/XX/XXXX	Refinance Rate/Term	03/27/2017	2	2	1
1704100051	$XXX	OH	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100066	$XXX	FL	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100058	$XXX	NJ	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1
1704100014	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100024	$XXX	MD	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100513	$XXX	MD	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100112	$XXX	LA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100501	$XXX	AZ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100500	$XXX	MO	XX/XX/XXXX	Refinance Cash-out - Debt Consolidation	03/27/2017	2	2	1
1704100111	$XXX	PA	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1
1704100092	$XXX	PA	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100517	$XXX	CA	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100091	$XXX	PA	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100505	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100105	$XXX	CO	XX/XX/XXXX	Refinance Rate/Term	03/27/2017	2	2	1
1704100069	$XXX	NJ	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100086	$XXX	MA	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100504	$XXX	CA	XX/XX/XXXX	Refinance Rate/Term	03/27/2017	2	2	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): Satisfactory CDA received.

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI reflects Property deductible of 2% on $600M coverage amount equating to $12,000 which exceeds guideline max of $5,000.

Per MCP 7.2 II a. The insurance policy: *must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, wind/hail deductible up to 2% is acceptable except as provided herein

WAIVED COMMENT (2017-03-29): Low LTV used as a comp facotr

			Low LTV		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-30): Satisfactory CDA received.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] Insurance Documentation - Missing Document: Hazard Insurance Policy not provided

EXCEPTION INFO: Hazard insurance dec page is missing from the file. Additional conditions may apply upon receipt.

CLEARED COMMENT (2017-03-29): Hazard insurance provided

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

EXCEPTION INFO: Missing VOM for subject

WAIVED COMMENT (2017-03-27): Per approval Low LTV used as comp factor

			Low LTV Low Ltv		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.
	CLEARED COMMENT (2017-04-06): CDA provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Wind/Hail deductible of 3% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

GENERAL COMMENT (2017-04-03): Exception remains- There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.
WAIVED COMMENT (2017-04-07): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible.
(comp factor: reserves)

			strong reserves.		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.
	CLEARED COMMENT (2017-03-31): CDA provided				Loan Review Complete

[1] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Final 1003 was not located in file.

CLEARED COMMENT (2017-03-29): Exception Cleared- due to receipt of signed/executed final 1003

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor
GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.
CLEARED COMMENT (2017-03-31): CDA provided

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Hurricane deductible of 5% ($13,025) exceeds guideline threshold.
Per MCP 7.2 II a. The insurance policy:*must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, wind/hail deductible up to 2% is acceptable except as provided herein;

WAIVED COMMENT (2017-03-29): Seasoned investor listed as a comp factor

			Seasoned investor		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor
GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.
CLEARED COMMENT (2017-03-31): Satisfactory CDA received.

[1] Mortgage / Program Eligibility - The appraisal does not show the property is Tenant Occupied or Vacant and thus casts doubt on the business purpose of the loan.
EXCEPTION INFO: Appraisal Report indicates Occupant as Owner.

CLEARED COMMENT (2017-03-29): Exception Cleared- due to receipt of corrected appraisal reflecting vacant property status

Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: 1) Dual loan approval documents- each approval doc is missing one of the guarantors- there is no approval doc which supports that both borrowers are simultaneous guarantors of the subject note.
2) Incorrect qualifying score; per credit report on file the representative score, the lower middle score out of the two guarantors, should be 699 which is the mid score of Borrower 1- this is incorrectly documented on the one of 2 applications which bears the borrowers name.

GENERAL COMMENT (2017-04-03): Exception 1) remains- Under the split approval doc process one of 2 approvals will reflect an inaccurate representative credit score as a byproduct of this process. ( reviewer notes that historically, split approvals for unmarried co-borrowers are infrequently observed for notes where unmarried coborrowers exist.)

Exception 2) eligible to be cleared- due to receipt of updated Loan approval worksheet with corrected representative FICO for the referenced co-borrower.
CLEARED COMMENT (2017-04-07): Exceptions cleared- due to receipt of updated Loan approval worksheet with 1) both co guarantors appearing on single worksheet, and 2) corrected representative FICO for the referenced co-borrower.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: Vesting listed as married on Final title Ins. but unmarried on Mortgage deed.

GENERAL COMMENT (2017-03-29): exception remains- pending receipt of updated documents
CLEARED COMMENT (2017-04-17): Exception cleared- Due to receipt of revised/updated signed DOT with vesting that matches the final title work provided.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.
GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.
CLEARED COMMENT (2017-03-31): Satisfactory CDA received.

Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided

[2] Misc - Credit Exception:
EXCEPTION INFO: EOI does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage

WAIVED COMMENT (2017-04-03): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Replacement cost coverage ( Comp factor: Coverage $ amt > loan amount)

Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. ( Comp factor: Coverage amount exceeds loan amt.

Ins Coverage Amount > loan amount

Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: Title vesting discrepancy.

Final Title reflects vesting in the name of two people, however there is a grant deed contained in file evidencing that one relinquished ownership in the property to the subject borrower and sole signator on the Mortgage Deed. Per MCP 7.1 TITLE INSURANCE * refinance transactions must have evidence that title is vested in subject Borrower(s), but is not limited to the borrower(s) only as additional non-borrowing individuals may be allowed on title at the underwriters discretion.
* All vested parties have executed the security instrument and complied with all title requirements;

GENERAL COMMENT (2017-03-29): exception remains- Per the guidelines an exception exists due to: Final title provided indicates vested ownership in a party who did not execute the security instrument for the subject note
CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of Updated Final title policy reflecting vesting consistent with the executed security agreement.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.
CLEARED COMMENT (2017-03-31): Satisfactory CDA received.

Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.
CLEARED COMMENT (2017-03-30): Satisfactory CDA received.

[1] Credit Documentation - The file does not contain rent loss insurance and thus casts doubt on business purpose of loan.
EXCEPTION INFO: The hazard policy reflects business income as opposed to rental value/ loss of rents. per MCP 7.2 II NOTE:
Occupancy: An owner-occupied property should reflect owner’s coverage and a nonowner-
occupied property should reflect tenant coverage and a rent-loss insurance endorsement.

CLEARED COMMENT (2017-03-29): Business income acceptable

Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] Credit Eligibility - Guideline Issue: Derogatory mortgage payments outside of credit guidelines
EXCEPTION INFO: 2 mortgage lates in past 12 months.
		WAIVED COMMENT (2017-03-23): An approved guideline exception was made with the loan approval.	Guideline variance approved by lender at time of origination.		Loan Review Complete

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage

CLEARED COMMENT (2017-04-03): Exception cleared- Due to receipt of EOI reflecting replacement cost coverage type.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided

[2] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: cashout on recent purchase- borrower has owned property < 12 months.
		WAIVED COMMENT (2017-03-27): Per approval High Fico used as comp factor	High Fico		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI on file indicates omission of named storm (hurricane) coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage

GENERAL COMMENT (2017-04-03): Exception remains- There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.
WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Missing Hurricane Coverage. (comp factor: Seasoned Investor)

			Seasoned Investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.
	CLEARED COMMENT (2017-03-31): CDA provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] Credit Eligibility - Guideline Issue: Derogatory mortgage payments outside of credit guidelines
EXCEPTION INFO: 2 mortgage lates in past 12 months
		WAIVED COMMENT (2017-03-23): Lender exception to guidelines found on loan approval.	Guideline variance approved by lender at time of origination, seasoned investor.		Loan Review Complete

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100070	$XXX	NJ	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100071	$XXX	NJ	XX/XX/XXXX	Purchase	03/23/2017	2	2	1
1704100041	$XXX	CT	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100063	$XXX	MD	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100509	$XXX	CA	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100084	$XXX	RI	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	3	2	3

[3] Appraisal Reconciliation - BPO value is less than Appraised value by at least 10%.

EXCEPTION INFO: The Desk review returned a Variance of -11.10% with a value of $225,000

GENERAL COMMENT (2017-04-05): Word document rebuttal received. When a variance is outside of 10% a field review is required. Please advise if you would like to proceed in ordering one.

GENERAL COMMENT (2017-04-06): Please request a field review

GENERAL COMMENT (2017-04-07): Field Review ordered

GENERAL COMMENT (2017-04-11): ETA for field review is 4/26/17

GENERAL COMMENT (2017-04-27): Field review not obtained as of securitization cut-off date. Exception for downward variance of 11.1% remains. Valuations are as follows: Original Appraisal 9/23/16 $253,000; CDA 3/29/17 $225,000

1704100097	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	3	2	3

[3] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

GENERAL COMMENT (2017-04-11): CDA not obtained yet, pending with vendor.

GENERAL COMMENT (2017-04-12): CDA was unable to assign a value, returning a report with value indeterminate. Please advise if another valuation product should be ordered by diligence vendor.

GENERAL COMMENT (2017-04-12): Field review ordered.

GENERAL COMMENT (2017-04-17): ETA for field review is 5/1/17.

GENERAL COMMENT (2017-04-27): Field review not obtained as of securitization cut-off date. Exception for indeterminate secondary valuation (CDA) remains. Valuations are as follows: Original Appraisal 9/2/16 $415,000

1704100510	$XXX	NJ	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100370	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100582	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100363	$XXX	DC	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100366	$XXX	NC	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100076	$XXX	FL	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100061	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100369	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100117	$XXX	TX	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100089	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100379	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100123	$XXX	FL	XX/XX/XXXX	Purchase	03/27/2017	1	1	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status

[1] Misc - Credit Exception:

EXCEPTION INFO: Purchase amount discrepancy. There is no Contract addendum to support the $XXX purchase price per the final settlement stmt. Contract indicates $XXX. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following:...* indicate sales price and earnest money deposit agree with purchase contract,

GENERAL COMMENT (2017-04-03): Exception remains- pending receipt of updated documentation.

CLEARED COMMENT (2017-04-07): Exception cleared- due to receipt of Purchase contract addendum reflecting a PP of $XXX consistent with settlement stmt and approval.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI on file indicates omission of named storm (hurricane) coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage

GENERAL COMMENT (2017-04-03): Exception remains- There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.

WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no hurricane coverage. (comp factor: Seasoned Investor)

			Seasoned Investor		Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: Purchase price discrepancy. The contract/addenda on file reflect $XXX as Purchase price whereas the Final settlement stmt provided reflects a $XXX PP. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following:...* indicate sales price and earnest money deposit agree with purchase contract,

GENERAL COMMENT (2017-03-29): exception remains- pending receipt of updated documents

CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of Updated purchase addendum reflecting pp aligning with final settlement stmt.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor
GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI on file indicates exclusion of named storm (hurricane) coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage

WAIVED COMMENT (2017-03-29): reserves used as comp factor

			Reserves are greater than required		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

Loan Review Complete

[1] Federal Compliance - Missing Final HUD-1

EXCEPTION INFO: The Settlement statements on file are not marked final nor certified as true & Correct nor signed by a settlement agent.

Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: * be certified to be true and correct, ... Note: a final settlement statement certified by the settlement agent as a true copy of the original is acceptable.

GENERAL COMMENT (2017-03-29): Final HUD uploaded.

CLEARED COMMENT (2017-03-29): Final Settlement statement provided

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: Insurance binder provided does not identify if coverage is based on actual loss or replacement cost. Per MCP 7.2 II a. the insurance policy: *Ø must contain replacement cost coverage, i.e., an endorsement or clause that provides for all claims to be made on a replacement cost basis (not actual cash value basis) and without any deduction being made for depreciation;

WAIVED COMMENT (2017-03-29): insurance coverage used as comp factor

			Dwelling insurance limit exceeds loan amount		Reviewed with Exceptions
		[2] General - Insufficient Hazard Insurance EXCEPTION INFO: EOI Reflects 80% coinsurance WAIVED COMMENT (2017-03-27): Low Ltv used as comp factor	Low LTV		Reviewed with Exceptions

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: Wind/Hail deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

GENERAL COMMENT (2017-04-03): Exception remains- There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.

WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. (comp factor: Seasoned Investor)

			seasoned Investor		Loan Review Complete

[1] Application / Processing - Missing Document: Rent Roll not provided

EXCEPTION INFO: There are no leases for subject property as required per MCP appendix 2. Z ( 1 family, refi , and >$500M)

GENERAL COMMENT (2017-04-03): Exception remains- leases are required per MCP appendix 2, and the provided loan approval WS does not document this as an approved exception.

CLEARED COMMENT (2017-04-06): Exception cleared- subject to lender affirmation that no leases on a vacant property is not an exception per MCP guidelines

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: Verification of vesting required; please provide updated/ final title reporting. - The following Vesting discrepancy exists: Prelim Title indicates vesting in Borrower under her maiden name; . Recorded Security instrument is executed by borrower and her husband. There is a Quitclaim Deed on file reflecting borrower and her husband conveying ownership to the borrower alone which iois dated the same as the note and security agreement date. There is no evidence in file of requisite Underwriter discretionary approval of the borrower’s husband vested ownership, nor documentation of approval/ rationale for husband’s execution of security agreement and concurrent quitclaim of security/ownership.

Per MCP 7.1 Vesting Requirements: * refinance transactions must have evidence that title is vested in subject Borrower(s),but is not limited to the borrower(s) only as additional non-borrowing individuals may be allowed on title at the underwriters discretion. * All vested parties have executed the security instrument and complied with all title requirements; * If title has been conveyed within most recent 12 months, additional documentation may be required to ensure acceptability of transaction; * Legal description must agree with all legal documents.

CLEARED COMMENT (2017-04-03): Exception cleared- subject to lender affirmation that the identified vesting anomaly has been reviewed and deemed to be in compliance with guideline requirements.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-30): CDA provided .

Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: 1)Approval reflects incorrect RE Inv type; should be owner-user;

2) Property purpose is an Owner User SFR per approval-    There is no UW analysis of BP contained on file.

CLEARED COMMENT (2017-04-03): Exceptions cleared- 1)due to receipt of Updated Approval reflecting correct RE Inv type and 2) subject to lender affirmation that UW BP analysis is not required for owner-user SFR type

[1] Application / Processing - Missing Document: Missing Final 1003

EXCEPTION INFO: Incomplete document received- The final loan application is missing pages 2-4. Please provide complete application/1003

GENERAL COMMENT (2017-04-03): Exception remains- There was no complete final 1003 (loan application) the only updated doc provided was a loan approval worksheet (with no exceptions for missing 1003 cited).

CLEARED COMMENT (2017-04-06): Exception cleared- due to receipt of completed, signed loan application/1003 for subject note.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

[1] Credit Documentation - There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.

EXCEPTION INFO: There is no lease provided for subject proprety . Per MCP appendix 2 a lease is required for Investor 1 refinance.

CLEARED COMMENT (2017-04-03): Exception cleared- subject to lender affirmation that leases are not required for owner-user SFR property type.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-04-06): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI Reflects Liability coverage of $100,000 which is less than the $300,000 guideline minimum requirement .    per MCP 7.2V * For Investor 1-4 properties, $300,000 is acceptable for the general aggregate limit.

GENERAL COMMENT (2017-04-03): Exception remains- There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.

WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Liability coverage amount. (comp factor: Low LTV)

			Low LTV		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

Loan Review Complete

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100104	$XXX	MA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100065	$XXX	FL	XX/XX/XXXX	Refinance Rate/Term	03/27/2017	1	1	1
1704100012	$XXX	PA	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	2	2	1
1704100116	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100153	$XXX	NY	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100077	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100121	$XXX	VA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100113	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100512	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Home Improvement	03/27/2017	2	2	1
1704100140	$XXX	CT	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100393	$XXX	CA	XX/XX/XXXX	Refinance Rate/Term	03/27/2017	1	1	1
1704100383	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100388	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Home Improvement	03/27/2017	2	2	1
1704100386	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100391	$XXX	AZ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100186	$XXX	AZ	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100072	$XXX	FL	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100141	$XXX	NY	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100416	$XXX	CA	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100156	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100422	$XXX	TX	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100420	$XXX	TX	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100184	$XXX	RI	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100175	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status

[1] Appraisal Documentation - Missing secondary valuation product required for securitization. EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

		[2] General - FICO below 650 EXCEPTION INFO: 1)Representative score is 649 2) 2x 60 late mtg within 24 mos GENERAL COMMENT (2017-03-24): Both items approved per final loan WS			Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): Satisfactory CDA received.

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

EXCEPTION INFO: Missing VOM for subject property ( as approved per final loan approval WS.)

WAIVED COMMENT (2017-04-13): Exception waived - per original loan approval worksheet, this exception was identified and waived at underwriting/origination. (comp factor: high FICO)

			High FICO- Guideline variance approved by lender at time of origination		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

[2] General - Property has been listed for sale in the past 12 months.

EXCEPTION INFO: cashout on recent purchase- subject was purchased\ within 12 mos & current AV used

WAIVED COMMENT (2017-03-27): high Fico used as comp factor

			High Fico		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.

CLEARED COMMENT (2017-03-31): CDA provided

Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: The VCC Analyst Review is missing from the file. Per the approval, the value used for LTV calculations was $210,000; however, the documentation to support the lower value was not in the file.

CLEARED COMMENT (2017-04-03): Exception cleared- due to receipt of Analyst asset review supporting approved adjusted valuation.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

[2] General - Property has been listed for sale in the past 12 months.

EXCEPTION INFO: cashout on recent purchase- subject was purchased\ within 12 mos & current AV used

WAIVED COMMENT (2017-03-27): property was just renovated

			property was just renovated		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

[2] Credit Eligibility - Guideline Issue: Derogatory mortgage payments outside of credit guidelines

EXCEPTION INFO: 1x90 on mtg within 2 yrs

WAIVED COMMENT (2017-03-27): Reserves and LTV used as comp factors.

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: Hurricane/Wind deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

WAIVED COMMENT (2017-04-03): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. ( Comp factors of Reserves & LTV)

			Guideline variance approved by lender at time of origination. Guideline variance approved by lender at time of origination.		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI on file indicates exclusion of named storm (hurricane) coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage

GENERAL COMMENT (2017-04-03): Exception remains- There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.

WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no hurricane coverage. (comp factor: Seasoned Investor)

			seasoned investor		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

[2] General - FICO below 650

EXCEPTION INFO: Representative Fico of 644 & no active major consumer credit/mtg accts.

WAIVED COMMENT (2017-03-27): approved exceptions per loan approval worksheet

WAIVED COMMENT (2017-04-03): Exception waived- due to Loan Approval Worksheet reflecting approval of exception for FICO and Limited trade lines ( Comp factor: LTV )

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage

WAIVED COMMENT (2017-04-03): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for replacement cost ( Comp factor: LTV )

			Guideline variance approved by lender at time of origination. Due to 60% LTV		Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: 1)Approval reflects incorrect RE Inv type; should be owner-user;

2) Property purpose is an Owner User SFR per approval-    There is no UW analysis of BP contained on file.

GENERAL COMMENT (2017-04-03): Exception 1) remains- Per documentation provided, one of the Co borrowers is the owner of the business tenant of the subject property.

Exception 2) eligible to be cleared- subject to lender affirmation that UW BP analysis is not required for owner-user property.

CLEARED COMMENT (2017-04-06): Exception 1) cleared- due to receipt of Updated Approval worksheet reflecting corrected type as Owner-user.

Exception 2) cleared- subject to lender affirmation that UW BP analysis is not required for owner-user property.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA provided

Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA provided				Loan Review Complete
[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI on file reflects exclusion of Wind/Hail coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

CLEARED COMMENT (2017-04-03): Exception cleared- subject to lender affirmation that wind/hail coverage is not required for subject property due to location (one or more of the following: city/county/state)

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA provided	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Wind/Hail deductible of 3% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

GENERAL COMMENT (2017-04-03): Exception remains- There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.
		WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. (comp factor: Seasoned Investor)	Seasoned Investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA provided	[2] General - Insufficient Hazard Insurance EXCEPTION INFO: Hurricane Deductible of 5% exceeds guideline max of 2%. WAIVED COMMENT (2017-03-27): Low LTV used as comp factor	Low LTV		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
GENERAL COMMENT (2017-04-11): CDA not obtained yet, pending with vendor.
	CLEARED COMMENT (2017-04-12): Received CDA with no variance				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor
GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.
GENERAL COMMENT (2017-03-30): CDA returned an INDETERMINATE value. Please advise if diligence should order a field review.
GENERAL COMMENT (2017-04-06): Please request a field review
GENERAL COMMENT (2017-04-07): Field Review ordered
GENERAL COMMENT (2017-04-11): ETA for field review is 4/17/17.
	CLEARED COMMENT (2017-04-17): Received field review with 0 variance, exception cleared.				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA provided	[2] Credit Calculation / Analysis - Guideline Issue: Insufficient tradelines per credit guidelines
EXCEPTION INFO: only 1 open a ctive consumer credit account ( approved exception per loan WS)
WAIVED COMMENT (2017-04-03): Exception waived- due to Loan Approval Worksheet reflecting approval of exception for Credit- tradelines . (Comp factor: Reserves)

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1)Unable to verify sufficient coverage levels. Provided EOI is for a blanket policy covering multiple properties with no schedule of coverage amounts.
2) EOI shows Wind/Hail/Named storm deductible of 3% which exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

		WAIVED COMMENT (2017-04-03): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Blanket policy and wind deductible ( comp factor- Reserves)	Guideline variance approved by lender at time of origination. ( Comp factor- reserves)		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA provided	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1)Unable to verify sufficient coverage levels. Provided EOI is for a blanket policy covering multiple properties with no schedule of coverage amounts.
2) EOI shows Wind/Hail/Named storm deductible of 3% which exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

		WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for 1)blanket policy and 2) deductible amount. (comp factor: reserves)	reserves		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Application / Processing - Missing Document: Business Purpose Letter of Intent not provided
EXCEPTION INFO: The Handwritten BP LOI contained in file is signed by only one of 2 guarantors.    This item is a requirement per MCP appendix 2.

GENERAL COMMENT (2017-04-03): exception remains- pending receipt of updated docs
CLEARED COMMENT (2017-04-06): exception cleared- due to receipt of Bus Purpose LOE signed by both individual guarantors and on business letterhead.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100197	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100154	$XXX	CT	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100152	$XXX	CT	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100082	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100547	$XXX	TX	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100413	$XXX	AZ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100118	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100523	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100057	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100166	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100196	$XXX	NY	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100217	$XXX	PA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100183	$XXX	NJ	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100450	$XXX	CA	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100187	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100151	$XXX	VA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100173	$XXX	NJ	XX/XX/XXXX	Refinance Rate/Term	03/27/2017	2	2	1
1704100174	$XXX	NY	XX/XX/XXXX	Purchase	03/27/2017	1	1	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: The EOI does not reflect replacement cost coverage.

Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage, i.e., an endorsement or clause that provides for all claims to be made on a replacement cost basis (not actual cash value basis) and without any deduction being made for depreciation;

GENERAL COMMENT (2017-04-03): Exception remains- There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.
		WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no replacement cost coverage. (comp factor: Seasoned Investor)	Seasoned Investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: The EOI does not reflect replacement cost coverage.

Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage, i.e., an endorsement or clause that provides for all claims to be made on a replacement cost basis (not actual cash value basis) and without any deduction being made for depreciation;

		WAIVED COMMENT (2017-04-03): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for replacement cost ( comp factor seasoned investor)	Seasoned investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.
	CLEARED COMMENT (2017-03-31): CDA provided				Loan Review Complete

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: The limited format EOI on file does not reflect existence of Wind/Hail coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

CLEARED COMMENT (2017-04-03): Exception cleared- subject to lender affirmation that wind/hail coverage is not required for subject property due to location (one or more of the following: city/county/state)

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI on file does not reflect existence of Wind/Hail coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

CLEARED COMMENT (2017-04-03): Exception cleared- subject to lender affirmation that wind/hail coverage is not required for subject property due to location (one or more of the following: city/county/state)

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1)Hurricane deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;
2)EOI does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage

GENERAL COMMENT (2017-04-03): Exception 2) remains- not addressed in response/updates.

Exception 1) eligible to be waived- due to receipt of updated Loan Approval WS with exception for wind deductible approved and comp factor of LTV
WAIVED COMMENT (2017-04-06): Exception 1) waived- due to receipt of updated Loan Approval WS with exception for wind deductible approved and comp factor of LTV.
		Exception 2) waived- due to receipt of updated Loan Approval WS with exception for missing replacement cost coverage approved and comp factor of LTV	Low LTV		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-27): Clear Capital CDA ordered by diligence vendor 3/27/17.
	CLEARED COMMENT (2017-03-31): Satisfactory CDA received.				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] General - FICO below 650
EXCEPTION INFO: Representative score is 647.
WAIVED COMMENT (2017-03-24): Exception approved per loan approval worksheet in file
WAIVED COMMENT (2017-04-03): Approved exception per loan worksheet

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1) Wind/Hail/Hurricane deductible of 5% (owners policy) exceeds guideline allowance.
Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

2) EOI (owners policy) reflects loss of use as opposed to loss of rents and does not reference rental property coverage type anywhere.
Per MCP 7.2 II NOTE:Occupancy: An owner-occupied property should reflect owner’s coverage and a non-owner-occupied property should reflect tenant coverage and a rent-loss insurance endorsement.

WAIVED COMMENT (2017-04-03): Exception 1) waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount.
		Exception 2) cleared- due to receipt of EOI documentation reflecting loss of rents coverage.	Current VCC Borr- paid as agreed		Loan Review Complete
[1] Misc - Credit Exception:
EXCEPTION INFO: Vesting mismatch- per the final Title policy, the property is vested in the name of an LLC. However an Individual is the sole signator on the Mortgage Deed and Settlement stmt as well as the approved borrower. Per MCP 7.1 Vesting Requirements:* purchase transactions must have evidence of chain of title from Seller to Buyer (Borrower), * All vested parties have executed the security instrument and complied with all title requirements.
And Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: * show Borrower(s)’ and Seller(s)’ names, title search, property address and/or that legal description agrees with legal documentation,

CLEARED COMMENT (2017-04-03): Exception cleared- due to receipt of Updated Final title reflecting vesting correspondent with the subject note and security agreement.

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI on file indicates Specific exclusion of Wind/Hail coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage

GENERAL COMMENT (2017-04-03): exception remains- pending receipt of updated documentation
CLEARED COMMENT (2017-04-06): Exception cleared- due to receipt of updated EOI which does not indicate an exclusion for Hurricane/named storm coverage.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
GENERAL COMMENT (2017-04-11): CDA not obtained yet, pending with vendor.
GENERAL COMMENT (2017-04-12): ETA for CDA is 4/14
CLEARED COMMENT (2017-04-17): Received CDA with no variamce	[2] Application / Processing - Missing Document: Rent Roll not provided
EXCEPTION INFO: There were no leases provided for the subject 3 family investor property as required per MCP Appendix 2

GENERAL COMMENT (2017-04-03): exception remains- pending receipt of updated documentation
WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no leases.
		(comp factor: Seasoned Investor)	seasoned investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA provided	[2] Misc - Credit Exception: EXCEPTION INFO: Property has been listed for sale in the past 12 months. WAIVED COMMENT (2017-03-27): reserves and mortgage history used as comp factor	Mortgages paid AA Reduced LTV		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] Credit Calculation / Analysis - Guideline Issue: Insufficient tradelines per credit guidelines
EXCEPTION INFO: Limited tradelines- 1 consumer acct. Approved exception per loan approval worksheet initially provided with loan docs.
WAIVED COMMENT (2017-04-03): Limited tradelines exception waiver was approved per loan approval ws as initially provided with loan file

[2] General - Missing Hazard Insurance
EXCEPTION INFO: EOI on file indicates exclusion of named storm (hurricane) coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage

WAIVED COMMENT (2017-04-03): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Named storm exclusion. ( Comp Factor- LTV)

[2] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: Recently listed property ( w/in 6 mos) using appraisal LTV. (approved exception per loan WS)
		WAIVED COMMENT (2017-04-03): Approved exception waiver per loan worksheet initially provided with loan docs.	Guideline variance approved by lender at time of origination Subject property has been off the market over 3 months. Low LTV at 65%.		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
GENERAL COMMENT (2017-04-05): CDA returned an INDETERMINATE value. Please advise if diligence should order a field review.

GENERAL COMMENT (2017-04-07): Field review ordered
GENERAL COMMENT (2017-04-12): ETA for field review is 4/19/17
CLEARED COMMENT (2017-04-17): Received field review with 0 variance, exception cleared.	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage

GENERAL COMMENT (2017-04-03): Exception remains- no updated approval WS corresponding to subject loan was provided with updated docs.
		WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no replacement cost coverage. (comp factor: Seasoned Investor)	seasoned investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1) EOI on file indicates exclusion of hurricane coverage. ( subject city is within 25 miles of a coastline)

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage
2) Theft VMM Deductible of $6,000 exceeds guideline max. Per MCP 7.2 II a. The insurance policy: *must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage,

GENERAL COMMENT (2017-04-03): Exception remains- 1) EOI reflects specific exclusion of Named Storm coverage For properties in NJ located within XX mi of XXX. 2) cited Deductible exception was not addressed.
		WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for 1) no hurricane coverage and 2) deductible amount. (comp factor: Seasoned Investor)	seasoned investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100568	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100202	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100203	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100213	$XXX	PA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100225	$XXX	IN	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100240	$XXX	FL	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100124	$XXX	FL	XX/XX/XXXX	Refinance Rate/Term	03/27/2017	2	2	1
1704100200	$XXX	NJ	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100569	$XXX	CA	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100278	$XXX	CA	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100243	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100228	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100452	$XXX	FL	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100237	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100566	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100570	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100532	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100158	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100589	$XXX	LA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100546	$XXX	VA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100467	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status
[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI on file does not reflect existence of Wind/Hail coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

CLEARED COMMENT (2017-04-03): Exception cleared- subject to lender affirmation that wind/hail coverage is not required for subject property due to location (one or more of the following: city/county/state)

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Application / Processing - Missing Document: Rent Roll not provided
EXCEPTION INFO: There is no lease agreement provided for the subject SFR refinance as required per MCP appendix 2.

GENERAL COMMENT (2017-04-03): Exception remains- there was no lease provided with updated documents.
CLEARED COMMENT (2017-04-06): Exception cleared- due to receipt of lease for subject property

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI on file indicates omission of named storm (hurricane) coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage

GENERAL COMMENT (2017-04-03): Exception remains- Named storm ( hurricane) coverage is not included per EOI provided. ( inclusion of wind/hail acknowledged)
		WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no named storm coverage. (comp factor: Seasoned Investor)	seasoned investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided	[2] Misc - Credit Exception: EXCEPTION INFO: The property was listed for sale in the past 12 months. WAIVED COMMENT (2017-03-27): mortgage history used as comp factor	0x30 mtg payment history past 24 months Guideline variance approved by lender at time of origination- Subject property listed for sale within past 6 months. Good mortgage history, 0 X 30 past 24 months.		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: According to guidelines dated 8-2-16, a complete 1003 or other reasonably acceptable commercial application is required.

CLEARED COMMENT (2017-04-03): Exception cleared- due to receipt of complete signed final 1003 for subject note.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA provided	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Wind/Hail deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

GENERAL COMMENT (2017-04-03): xception remains- There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.
		WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. (comp factor: Seasoned Investor)	seasoned investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA provided				Loan Review Complete
[1] Misc - Credit Exception:
EXCEPTION INFO: VCC Analyst value discrepancy- The UW Analyst Asset review on file reflects a VCC value of $XXX while the Loan Approval Worksheet reflects a VCC Value of $XXX Which also aligns with the final purchase price.

CLEARED COMMENT (2017-04-03): Exception cleared- subject to lender affirmation that subject valuation documentation has been reviewed and its compliance with requirements has been affirmed as represented on the final loan approval WS.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA provided				Loan Review Complete
[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects exclusion of Wind/Hail coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

CLEARED COMMENT (2017-04-03): Exception cleared- subject to lender affirmation that wind/hail coverage is not required for subject property due to location (one or more of the following: city/county/state)

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA provided				Loan Review Complete
[1] Application / Processing - Missing Document: Background Check not provided
EXCEPTION INFO: OFAC search included with credit report reflects Possible match.    There is no additional documentation indicating OFAC-clear status on file.

GENERAL COMMENT (2017-04-03): exception remains- a SSN/OFAC background search should have been obtained per guidelines.
Per MCP 5.2 SSN mismatch or OFAC hit on credit report: * Underwriter to require a SSN/OFAC background search
CLEARED COMMENT (2017-04-06): Exception cleared- due to receipt of Veri-Tax OFAC search reflecting a clear result.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA provided

[1] Appraisal Documentation - Valuation Error: Appraised value was not provided.
EXCEPTION INFO: Appraisal Value discrepancy- The Appraisal Report provided indicates a value of $147,000    the Loan Approval Worksheet and Analyst Asset review indicate an appraised value of $133,000. Please verify that the appraisal report provided is the most recent available and/or update approval/analyst review.

CLEARED COMMENT (2017-04-03): Exception cleared- due to receipt of Updated Approval Worksheet reflecting AV consistent with Appraisal Report on file.	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Wind/Hail deductible of 3% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

GENERAL COMMENT (2017-04-03): Exception remains- There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.
		WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. (comp factor: Seasoned Investor)	seasoned investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-06): CDA provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA provided	[2] General - FICO below 650
EXCEPTION INFO: 634 Representative score.
WAIVED COMMENT (2017-03-27): approved exception per final loan approval worksheet

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not show replacement cost.
WAIVED COMMENT (2017-03-27): approved exception per final loan approval worksheet
RE-OPEN COMMENT (2017-03-27): re open
		WAIVED COMMENT (2017-03-27): Seasoned investor used as comp factor	Seasoned investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA provided	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Wind/Hail deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

GENERAL COMMENT (2017-04-03): Exception remains- There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.

		WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. (comp factor: Seasoned Investor)	Seasoned Investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA provided	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1) Hurricane deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;
2) EOI does not reflect replacement cost coverage;    Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage

GENERAL COMMENT (2017-04-03): Exceptions remain- 2) replacement cost exception was not addressed,    1) There are no Comp factors cited for the MCP Exceptions added to the Updated Final Loan Approval Worksheet provided.
GENERAL COMMENT (2017-04-06): exception 2) remains- Replacement cost coverage was not addressed as an approved exception per the updated approval WS.
[ Exception 1 eligible to be cleared -due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. (comp factor: Seasoned Investor)]
		WAIVED COMMENT (2017-04-10): Exceptions cleared -due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for 1)deductible amount and 2) no replacement cost coverage. (comp factor: Seasoned Investor)]	seasoned investor		Loan Review Complete
[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: Final Settlement statement on file is not certified as true & Correct nor signed by a settlement agent.

Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: * be certified to be true and correct, ... Note: a final settlement statement certified by the settlement agent as a true copy of the original is acceptable.

GENERAL COMMENT (2017-04-03): Exception remains- the provided final settlement statement is not certified as true & correct by the settlement agent nor signed by the settlement agent.
CLEARED COMMENT (2017-04-12): Certified copy provided.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-06): CDA provided	[2] Credit Eligibility - Guideline Issue: Derogatory mortgage payments outside of credit guidelines
EXCEPTION INFO: 2 mortgage lates in past 12 months.
		WAIVED COMMENT (2017-03-27): Lender underwriting exception granted on the loan approval.	Seasoned investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA provided	[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: No VOR- Borrower lives rent free with family
		WAIVED COMMENT (2017-03-27): fico score used as comp factor	Guideline variance approved by lender at time of origination		Loan Review Complete
[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: The limited format EOI on file does not reflect existence of replacement cost coverage.

Per MCP 7.2 II . a. The insurance policy:* must contain replacement cost coverage,

CLEARED COMMENT (2017-04-03): Exception cleared- due to receipt of EOI reflecting Extended Replacement cost coverage,

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA provided				Loan Review Complete

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100466	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100315	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100310	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100309	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100234	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100614	$XXX	NY	XX/XX/XXXX	Refinance Rate/Term	03/27/2017	2	2	1
1704100613	$XXX	CA	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100193	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100281	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100574	$XXX	NY	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100206	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100461	$XXX	CA	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100295	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100535	$XXX	UT	XX/XX/XXXX	Refinance Rate/Term	03/27/2017	1	1	1
1704100218	$XXX	PA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100254	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100267	$XXX	CT	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100286	$XXX	PA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status
[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: The limited format EOI on file does not reflect existence of replacement cost coverage.

Per MCP 7.2 II . a. The insurance policy:* must contain replacement cost coverage,

CLEARED COMMENT (2017-04-03): Replacement cost included in insurance

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA provided.				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-06): CDA provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA provided

[1] Credit Documentation - The file does not contain rent loss insurance and thus casts doubt on business purpose of loan.
EXCEPTION INFO: EOI Reflects homeowners policy type with no tenant occupancy/loss of rents coverage indicated.

Per MCP 7.2 II NOTE: Occupancy: An owner-occupied property should reflect owner’s coverage and a non-owner-occupied property should reflect tenant coverage and a rent-loss insurance endorsement.

	CLEARED COMMENT (2017-04-03): fair rental value provided.				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA provided

[1] Mortgage / Program Eligibility - There is no evidence of landlord insurance (hazard insurance plus liability) and thus casts doubt on the business purpose of the loan.
EXCEPTION INFO: EOI Reflects homeowners policy type with no tenant occupancy/loss of rents coverage indicated.

Per MCP 7.2 II NOTE: Occupancy: An owner-occupied property should reflect owner’s coverage and a non-owner-occupied property should reflect tenant coverage and a rent-loss insurance endorsement.

	CLEARED COMMENT (2017-04-03): Policy received, coverage is sufficient.				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA provided	[2] Misc - Credit Exception:
EXCEPTION INFO: VOM provided as canceled checks are inconstant with 3 months unable to be verified, and a 4th month with a different payment amount.
		WAIVED COMMENT (2017-03-27): Reduced LTV used as comp factor	Guideline variance approved by lender at time of origination.		Loan Review Complete
[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: The EOI provided 1) does not reflect any wind/hail coverage, 2) does not reflect Landlord coverage/loss of rents coverage, 3) does not reflect any liability coverage

1) Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage
2)Per MCP 7.2 II NOTE: Occupancy: An owner-occupied property should reflect owner’s coverage and a non-owner-occupied property should reflect tenant coverage and a rent-loss insurance endorsement.
3) Per MCP 7.2V. Commercial General Liability Insurance-Commercial General Liability Insurance is required on all loans.

CLEARED COMMENT (2017-04-03): Sufficient coverage provided.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA provided	[2] General - FICO below 650 EXCEPTION INFO: Representative FICO of 626. WAIVED COMMENT (2017-03-26): Approved per final loan WS			Loan Review Complete
[1] Misc - Credit Exception:
EXCEPTION INFO: Approved Value/ LTV discrepancy- The Loan approval worksheet reflects a purchase price and VCC Value of $1.197MM which differs from Purchase price of $XXX as verified per contract addendum, and affirmed value per the VCC Analyst/Asset Review value in file.

CLEARED COMMENT (2017-04-03): updated approval provided with corrected value to match the sales contract and analyst review.

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI on file indicates exclusion of named storm (hurricane) coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage

CLEARED COMMENT (2017-04-03): Hurricane coverage not required in CA.

[1] Application / Processing - Missing Document: Rent Roll not provided
EXCEPTION INFO: There are no Leases provided for subject property as required per MCP appendix 2. ( 2 family, and > $500M)

CLEARED COMMENT (2017-04-03): No leases available.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-06): CDA provided				Loan Review Complete
[1] Misc - Credit Exception:
EXCEPTION INFO: Missing UW Analysis of Business purpose and Owner Occ BP cert as required per MCP appendix 2. Per approval the 3 unit residential property is 32% owner occupied with the borrower using the residential property as an office,
2) As documented, one of the units in the subject, which the owner occupies as an office, has had the kitchen removed. According to the appraiser all plumbing and water pipes are located in the wall. However returning the room to a functioning kitchen would require renovation.
Lender is requested to affirm/confirm that property should not be categorized as mixed use. and that potential zoning issues of non owner occupant office use of subject is compliant with policy/guidance.    Per MCP 7.1 Title endorsements- The following endorsements, as applicable, must be included in the title insurance policy unless such endorsements or their equivalent are not available by statute or regulation in the jurisdiction where the Mortgaged Property is located. Standard endorsements are: ALTA 100, 116, 110.8, 111.8 (or the standard for that state):    ... * Zoning use (if available)
GENERAL COMMENT (2017-04-03): “3/29/2017 (VK) 1. UW analysis of BP and Owner Occ BP cert are only required when the borrower occupies the property as a primary residence.

2. See analyst comments on analyst review. ““The second level (unit XXX) does not have a kitchen and is being utilized as office space with 1 bathroom and living room. The appraisal indicates an estimated cost to cure of $5,000 which appears conservative even if the plumbing and electrical are still in place. In spite of this functional issue, the HBU is still considered to be a 3-family property.””

Appraiser has adjusted the comps by 5K for this issue. Should a zoning violation ever arise and require to be converted back, VCC has sufficient equity protection.”
CLEARED COMMENT (2017-04-03): Cleared

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Application / Processing - Missing Document: Background Check not provided
EXCEPTION INFO: OFAC Results included with Credit report in file reflect possible OFAC match, and there is no additional documentation documenting the borrower is OFAC- clear.

CLEARED COMMENT (2017-04-03): Cleared

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
GENERAL COMMENT (2017-04-05): CDA returned an INDETERMINATE value. Please advise if diligence should order a field review.

GENERAL COMMENT (2017-04-07): Field Review Ordered
GENERAL COMMENT (2017-04-11): ETA for field review is 4/14/17.
	CLEARED COMMENT (2017-04-17): Received field review with 0 variance, exception cleared.				Loan Review Complete
[1] Misc - Credit Exception:
EXCEPTION INFO: VCC Analyst value discrepancy- The UW Analyst Asset review on file reflects a VCC value of $XXX while the Loan Approval Worksheet reflects a VCC Value of $XXX Which also aligns with the final purchase price.

CLEARED COMMENT (2017-04-03): Cleared. VCC value is lower of the purchase price or analyst value

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage

GENERAL COMMENT (2017-04-03): No Comp factors provided. Please provide comp factors for exception
		WAIVED COMMENT (2017-04-06): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no replacement cost coverage. (comp factor: Seasoned Investor)	seasoned investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: Cash out on recent purchase- Subject purchased XX/XX/XXXX for $XXX. Subject note i/a/o $140M represents 70% LTV on appraised value.
Per MCP 6.6 Cash-out on Recent Purchases- Definition: Borrower on title < 12 months * Value estimate limited to the lessor of the original purchase price or the current appraised value

		WAIVED COMMENT (2017-04-03): seasoned investor used as comp factor	Seasoned investor		Loan Review Complete
[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1)EOI does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage
2)EOI on file does not reflect existence of Wind/Hail coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage

CLEARED COMMENT (2017-04-03): replacement cost is included in the insurance

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] Misc - Credit Exception:
EXCEPTION INFO: The loan amount of $71,250.00 is below the guideline minimum of $75,000.00
WAIVED COMMENT (2017-03-27): 50% LTV used as comp factor

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI Reflects 80% coinsurance.    Per MCP 7.2 II a. The insurance policy: * must not have any coinsurance.

		WAIVED COMMENT (2017-04-03): LTV used as comp factor	50% LTV		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
CLEARED COMMENT (2017-04-04): CDA Provided	[2] Misc - Credit Exception:
EXCEPTION INFO: Cash out on recent purchase- Subject purchased XX/XX/XXXX for $XXX. Subject note i/a/o $147M represents 70% LTV on appraised value.
Per MCP 6.6 Cash-out on Recent Purchases- Definition: Borrower on title < 12 months * Value estimate limited to the lessor of the original purchase price or the current appraised value

		WAIVED COMMENT (2017-04-03): Seasoned investor used as a comp factor	Seasoned investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17
	CLEARED COMMENT (2017-04-04): CDA Provided				Loan Review Complete

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100302	$XXX	NJ	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100316	$XXX	PA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100318	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100319	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100327	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100328	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100331	$XXX	NC	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100558	$XXX	NY	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100598	$XXX	HI	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100619	$XXX	NJ	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100620	$XXX	LA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100621	$XXX	LA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100626	$XXX	GA	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1
1704100643	$XXX	NJ	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100674	$XXX	MD	XX/XX/XXXX	Purchase	03/27/2017	1	1	1
1704100675	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	1	1	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status

[1] Federal Compliance - Missing Final  HUD-1
EXCEPTION INFO: The Settlement statements on file are not marked final nor certified as true & correct, nor signed by a settlement agent, buyer, nor seller.

Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: * be certified to be true and correct, ... Note: a final settlement statement certified by the settlement agent as a true copy of the original is acceptable.

GENERAL COMMENT (2017-04-03): Settlement Statement provided is not marked final, certified or signed.

CLEARED COMMENT (2017-04-12): certified hud provided

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage

CLEARED COMMENT (2017-04-03): Policy covers full replacement value of the property

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

GENERAL COMMENT (2017-04-05): CDA returned an INDETERMINATE value. Please advise if diligence should order a field review.

GENERAL COMMENT (2017-04-07): Field Review ordered.

GENERAL COMMENT (2017-04-11): ETA for field review is 4/14/17.

CLEARED COMMENT (2017-04-17): Received field review with 0 variance, exception cleared.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: 1) Wind/Hail deductible of 5% (owners policy ‘Walls-in’) exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

2)EOI (owners policy ‘Walls-in’) does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage

GENERAL COMMENT (2017-04-03): please provide comp factors as none were provided on the approval.

WAIVED COMMENT (2017-04-06): Exception 1) waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. (comp factor: Seasoned Investor)

Exception 2) cleared- subject to lender affirmation that walls-in policies do not require replacement cost coverage and that this was deemed sufficient/satisfactory per MCP guidelines.

			seasoned investor		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: 1) Wind/Hail deductible of 5% (owners policy ‘Walls-in’) exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

2)EOI (owners policy ‘Walls-in’) does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage

GENERAL COMMENT (2017-04-03): Comp factors not provided on approval. Please provide comp factors to waive condition

WAIVED COMMENT (2017-04-06): Exception 1) waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. (comp factor: Seasoned Investor)
Exception 2) cleared- subject to lender affirmation that walls-in policies do not require replacement cost coverage and that this was deemed sufficient/satisfactory per MCP guidelines.

			seasoned investor		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

[2] Credit Calculation / Analysis - Guideline Issue: Insufficient tradelines per credit guidelines

EXCEPTION INFO: Guarantor has only 1x major consumer accounts with any activity within the past 2 years and 1x minor acct active within 2 yrs.

per MCP 5.2 For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit

and/or mortgage accounts

WAIVED COMMENT (2017-04-03): Seasoned investor, high fico as comp factors

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

EXCEPTION INFO: There is no VOM/VOR for the guarantor’s primary residence. per the approval she lives rent free with her son, but there is no LOE found in the file addressing this.

WAIVED COMMENT (2017-03-27): Experienced investor and high fico used as comp factors

[2] General - Property has been listed for sale in the past 12 months.

EXCEPTION INFO: Cashout on recent purchase- subject was purchases for $XXX on XX/XX/XXXX, and subject $392M note represents 70% LTV on appraisal value.

Per MCP 6.6 Cash-out on Recent Purchases- Definition: Borrower on title < 12 months * Value estimate limited to the lessor of the original purchase price or the current appraised value

WAIVED COMMENT (2017-04-03): high fico experienced investor as comp factors

			Experienced investor High Fico		Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to me ordered by the diligence vendor.

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: Mortgage Security Agreement & UCC contains a typo/misspelling of subject address. This Typo also appears in the BP Cert, Agreement to provide insurance, Notice of Insurance req’s, cert of Occ Disclosure, Conditional Loan Approval, Credit Auth, Payment instructions Approval Worksheet, VCC Analyst review

CLEARED COMMENT (2017-04-03): No discrepancy found.

[1] Application / Processing - Missing Document: Rent Roll not provided

EXCEPTION INFO: There were no leases provided for the subject property as required per MCP appendix 2 ( 2 family , purchase >$500M)

CLEARED COMMENT (2017-04-03): No leases available.

[1] Federal Compliance - Missing Final HUD-1

EXCEPTION INFO: There is no Final HUD-1/settlement statement contained in file provided for review.

Per MCP 9.1 Final Settlement The Final settlement statement is required on all transactions.

CLEARED COMMENT (2017-04-03): Final HUD1 received.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-06): CDA provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: 1) EOI reflects exclusion of Hurricane coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

2) It is noted that Lack of Replacement cost was identified as an approved exception per loan worksheet on file.

GENERAL COMMENT (2017-04-03): Document provided states Hurricane coverage is excluded.

WAIVED COMMENT (2017-04-06): Exceptions waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for 1) no replacement cost and 2) hurricane exclusion. (comp factor: Seasoned Investor)

			seasoned investor		Loan Review Complete

[1] Application / Processing - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: Insufficient funds to close- VOF on file i/a/o $84,129.73 is less than Final settlement stmt funds req’d to close of $87,526.78.    Per MCP guidelines , Verification of downpayment funds is required.

GENERAL COMMENT (2017-04-03): Verification of $2,000 down payment not provided and business account bank statement reflected and ending balance of $98.82 on 01/31/2017. A balance receipt was provided dated 2/21/2017 with a higher balance however guidelines require copies of bank statements or VODs.

CLEARED COMMENT (2017-04-06): Exception cleared- due to receipt of sufficient VOF for funds required to close.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

[2] General - FICO below 650

EXCEPTION INFO: Representative credit score of 644- Exception identified/ approved on final loan WS in file.

WAIVED COMMENT (2017-03-24): Representative credit score of 644- Exception identified/ approved on final loan WS in file.

Loan Review Complete

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage

CLEARED COMMENT (2017-04-03): Received evidence of replacement cost.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

[2] General - FICO below 650

EXCEPTION INFO: Representative credit score of 644- Exception identified/ approved on final loan WS in file.

WAIVED COMMENT (2017-03-24): Representative credit score of 644- Exception identified/ approved on final loan WS in file.

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage

CLEARED COMMENT (2017-04-03): Received evidence of replacement cost coverage.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

[2] Application / Processing - Missing Document: Rent Roll not provided

EXCEPTION INFO: no leases provided as required per MCP appendix 2 ( 2 family purchase.)

GENERAL COMMENT (2017-04-03): 3/29/2017 (JC) An exception has been made that the property is vacant. Final Loan Worksheet uploaded.

WAIVED COMMENT (2017-04-03): Received approval that contains an approved exception for the vacant property.

			Guideline variance approved by lender at time of origination. Guideline variance approved by lender at time of origination.		Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: Contradictory location statement in approval docs- There is an erroneous statement with the wrong city/state location” The subject is located in an established area of CA in close

proximity to all support facilities.” contained in the Analyst review and the Final loan approval worksheet.    This error clouds the identity of the intended subject property.

CLEARED COMMENT (2017-04-03): Received corrected documents.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor

GENERAL COMMENT (2017-03-29): Clear Capital CDA ordered by diligence vendor 3/29/17

CLEARED COMMENT (2017-04-04): CDA Provided

Loan Review Complete

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100337	$XXX	IL	XX/XX/XXXX	Purchase	03/27/2017	2	2	1
1704100004	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	3	2	3

[3] Appraisal Reconciliation - BPO value is less than Appraised value by at least 10%. EXCEPTION INFO: BPO value is 10.678% lower than original appraised value. GENERAL COMMENT (2017-04-24): Commercial appraisal review ordered by diligence vendor. ETA is 4/27/17.

GENERAL COMMENT (2017-04-26): Commercial review received (BPO). Value is 440,000 which is a -25% variance.

GENERAL COMMENT (2017-04-27): Exception for downward variance remains. Valuations are as follows: Original Appraisal 10/31/14 $590,000; Lender’s internal collateral review which was used to establish LTV at origination XX/XX/XXXX $535,000; BPO 3/29/17 $527,000; Commercial review (BPO) 4/25/17 $440,000. Loan Amount = $XXX. Origination LTV = 37.38%, Using review value of $440,000, LTV = 45.45%

1704100007	$XXX	AR	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	3	2	3

[3] Appraisal Reconciliation - BPO value is less than Appraised value by at least 10%. EXCEPTION INFO: Valuations are as follows: Appraisal dated 3/18/16 for $700,000; Internal lender desk review dated 3/23/16 for $700,000. Current BPO dated 3/28/17 indicates a value of $590,000, or a variance of -15.71%

GENERAL COMMENT (2017-04-12): We have reached out to the vendor to obtain a quote for commercial field review

GENERAL COMMENT (2017-04-17): Commercial Field Review is on order, no ETA at this time.

GENERAL COMMENT (2017-04-24): ETA for field review is 4/27

GENERAL COMMENT (2017-04-27): Field review not obtained as of securitization cut-off date. Exception for downward variance of 15.71% remains. Valuations are as follows: Original Appraisal 3/18/16 $700,000; BPO 3/28/17 $590,000

1704100338	$XXX	NY	XX/XX/XXXX	Purchase	03/23/2017	2	2	1
1704100341	$XXX	CA	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100339	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100036	$XXX	WI	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100355	$XXX	CA	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100031	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100040	$XXX	OH	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100017	$XXX	FL	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100081	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100075	$XXX	CT	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100034	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100037	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100503	$XXX	MO	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100502	$XXX	MO	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100371	$XXX	CA	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	2	2	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status

[1] Appraisal Reconciliation - BPO value is less than Appraised value by at least 10%.
EXCEPTION INFO: BPO value is 11.76% lower than original appraised value.
GENERAL COMMENT (2017-04-24): Field review ordered by diligence vendor. ETA is 4/27/17.
CLEARED COMMENT (2017-04-27): Field review not obtained as of securitization cut-off date. However, exception may be cleared based upon the following set of circumstances: Valuations are as follows: Original Appraisal 5/14/08 $170,000; Lender’s internal collateral review which was used to establish LTV at origination 5/21/08 $149,900; BPO 5/19/16 $150,000. While there is a technical variance >10% between the appraisal and the CDA, the appraised value was not used to establish the LTV at origination. The CDA is within 10% of the origination value.

[1] Misc - Credit Exception:
EXCEPTION INFO: 1) Original note dated XX/XX/XXXX- all guidelines provided by lender are dated subsequent to closing date by several years.
2)File contains a Note Modification dated XX/XX/XXXX which Increased principal amount of note to $XXX ( which is greater than the initial loan amount of $XXX)

GENERAL COMMENT (2017-04-11): Uploaded guidelines 10/3/07 and uploaded modification documents
CLEARED COMMENT (2017-04-11): guidelines and mod information uploaded

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not indicate replacement cost nor agreed value. Per MCP ( rev 8/1/14) sec 7.2 II a. The insurance policy:
I must not have any coinsurance or must contain an “agreed amount endorsement”, waiving any coinsurance requirement, which must be updated annually and be sufficient to prevent Borrower from becoming a co-insurer within the terms of the applicable policies;
I must contain replacement cost coverage, i.e., an endorsement or clause that provides for all claims to be made on a replacement cost basis (not actual cash value basis) and without any deduction being made for depreciation;

GENERAL COMMENT (2017-04-03): Loan approval with exception for replacement costs however, the required compensating factors were not listed. Also no documentation provided for agreed value.
WAIVED COMMENT (2017-04-07): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no replacement cost coverage. (comp factor:Sufficient dwelling limit)

			sufficient dwelling limit sufficient dwelling limit Sufficient dwelling limit Sufficient swelling limit	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[2] General—Insufficient Hazard Insurance
EXCEPTION INFO: Wind Deductible of 3% on $260M coverage exceeds guideline threshold. Per MCP (rev 11/1/15) 7.2 II must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein;

GENERAL COMMENT (2017-03-29): Exception remains- the Approval worksheet included in updated docs provided does not reference an exception related to insurance deductible amount.
WAIVED COMMENT (2017-04-05): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. (comp factor: Low LTV)

[2] Application / Processing—Missing Document: Business License not provided
EXCEPTION INFO: There is no copy of the business license as required per guidelines.

GENERAL COMMENT (2017-03-29): Exception Remains. Approval does not reference and exception for the business license.
WAIVED COMMENT (2017-04-05): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for missing bus license. (comp factor: low LTV)

			Low LTV- 37.38%	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Reviewed with Exceptions

[2] General—Insufficient Hazard Insurance
EXCEPTION INFO: 1) Warehouse property with General Aggregate liability < $3MM.
Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.
2) EOI Reflects exclusion of named storm ( hurricane) coverage.    Per MCP 7.2 II. Property Damage Insurance: The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

RE-OPEN COMMENT (2017-03-29): re open
WAIVED COMMENT (2017-03-29): Low ltv used as exception

			Low LTV		Reviewed with Exceptions

[2] Misc—Credit Exception:
EXCEPTION INFO: 1) Verified Reserves < 3 mos PI-    VOF reflects amount less than cash req’d to close, hence reserves are $0.    Per approval borrower is a FT investor .    per MCP 6.3. FIRST TIME BUYER * Minimum three (3) months PI reserves required post-closing.

2) inconsistency in approval document-    Per approval, estimated Reserves were 2 mos, however approval references 3 mos reserves as a compensating factor.
( note that actual funds to close per final settlement stmt and unsupported reserve amount as stated on approval document asset section would equates to negative $ actual reserves)

WAIVED COMMENT (2017-03-29): Low ltv used as comp factor

[2] Application / Processing—Missing Document: Verification of Down Payment Funds not provided
EXCEPTION INFO: 1) Insufficient evidence of funds to close- VOF reflected available funds i/a/o $145,086.96.    per Final HUD, Cash req’d to close was $162,274.16.    Per MCP 6.2 PROOF OF FUNDS- Purchase: Proof of down payment must be verified.
2) The VOF provided does not reflect A) definitive account ownership nor does it B) evidence seasoning of funds.

WAIVED COMMENT (2017-03-29): Low LTV used as a comp factor

			Low LTV	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] General—Insufficient Hazard Insurance
EXCEPTION INFO: Subject is Owner user per approval- EOI reflects rental value as opposed to business income/interruption coverage.
Per MCP 7.2 II | Traditional 2 Owner User properties are required to obtain a Business Interruption policy. NOTE: Occupancy: An owner-occupied property should reflect owner’s coverage and a non-owner-occupied property should reflect tenant coverage and a rent-loss insurance endorsement.

GENERAL COMMENT (2017-03-29): Exception remains- Approval worksheet RE inv type mismatch- If subject is affirmed to be investor and not owner user, then reviewer requests a corrected approval WS with correct borrower type.
CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of Updated Approval worksheet reflecting corrected type as investor- hence loss of rents is appropriate and Business income/ interruption not required

[1] Application / Processing—Missing Document: Business P&L not provided
EXCEPTION INFO: Missing Business P&L’s for owner-user property,
Per MCP 5.3Borrower must provide: * 2 years profit and loss statements for the business

GENERAL COMMENT (2017-03-29): Exception remains- P&L provided for only 1 year- per MCP, 2 are required.
( Note: If subject is affirmed to be investor and not owner user, then reviewer requests a corrected approval WS with correct borrower type.)
CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of Updated Approval worksheet reflecting corrected type as investor- hence P&L’s not required

Loan Review Complete

[1] General—There is either an environmental report missing or there is an environmental concern with the property
EXCEPTION INFO: Insufficient enviro insurance amount- Per XXX approval insured amount of $185M is less than note face amount of $189.7M

CLEARED COMMENT (2017-03-29): Updated Policy amount provided

[2] General—Insufficient Hazard Insurance
EXCEPTION INFO: Insufficient liability (<$3MM Gen Aggregate) on industrial property type. Per EOI Gen Aggregate is $2MM and per appraisal property is light industrial property type.
Per MCP 7.2 V. For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

WAIVED COMMENT (2017-03-29): seasoned investor

			reserves reserves Seasoned investor Seasoned investor		Loan Review Complete

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1) EOI does not reflect XXX coverage. Per MCP 7.2 II Policy must contain Law and Ordinance endorsement for traditional 1 and 2 property types.
2) EOI reflects $100,000/occurrence which does not meet the $1MM min for multifamily (traditional 1) property types. Per MCP 7.2V. Commercial General Liability Insurance-Commercial General Liability Insurance is required on all loans.    For Traditional loans on buildings without elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit.

WAIVED COMMENT (2017-03-29): Exception waived- due to receipt of Updated final loan approval Worksheet reflecting approval of exceptions for 1)no Law & Ordinance and 2) Liab <$1MM

			seasoned investor		Loan Review Complete
Loan Review Complete

[1] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: Final loan application/1003 is illegible-provided Document quality is too poor to discern the majority of field entries

CLEARED COMMENT (2017-03-29): ledgible 1003 provided

Loan Review Complete
Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: 1)Title Insurance/vesting discrepancy; All title insurance/prelim/closing protection references the individual serving as guarantor and not the legal Corporate entity who serves as borrower and is the subject property owner per the recorded deed on file.

GENERAL COMMENT (2017-03-29): exception remains- pending receipt of updated documents
GENERAL COMMENT (2017-04-05): Exception cleared- due to receipt of Updated Final Title policy and Closing Protection letter which both reflect the correct subject borrower/vested property owner.

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: There is no EOI on file for any liability coverage.
Per MCP 7.2 For Traditional loans on buildings without elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit.

GENERAL COMMENT (2017-03-29): exception remains- pending receipt of updated documents
CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of Updated EOI documentation which reflects sufficient liability coverage and amounts.

				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete
Loan Review Complete
Loan Review Complete

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects Business interruption coverage and not loss of rents/rental value.
Per MCP 7.2 II NOTE:
Occupancy: An owner-occupied property should reflect owner’s coverage and a non-owner-occupied property should reflect tenant coverage and a rent-loss insurance endorsement.

CLEARED COMMENT (2017-03-29): Exception cleared- subject to lender affirmation that Bus interruption on a NOO multifamily property is deemed sufficient/satisfactory per MCP guidelines.

Loan Review Complete
				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: Documentation on file indicates note should be owner-user property type.

Approval reflects investment /0% owner occ, however per loan application, the guarantor is a principal of the tenant which occupies the subject.

GENERAL COMMENT (2017-03-29): exception remains- Per the loan approval WS Guarantor section, the guarantor is documented as “associated with the tenant XXX/XXX .” per the 1003 borrower is self employed by “XXX” as “XXX” Per the lease, XXX is the subject tenant.
GENERAL COMMENT (2017-04-05): Exception cleared- subject to lender affirmation that the Evidence on file/provided has been deemed sufficient to demonstrate that the borrower/guarantor does not manage the borrower, hence his ownership in the business tenant does not classify the property as owner-user and that this was deemed sufficient/satisfactory per MCP guideline

[1] Insurance Documentation - Missing Document: Hazard Insurance Policy not provided
EXCEPTION INFO: There is no EOI provided for either Hazard or liability in the file provided for review.

CLEARED COMMENT (2017-03-29): Acceptable insurance provided, exception cleared.

[2] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: There is no Business P&L on file for the guarantor owned occupant of the subject property.    Per MCP 5.3 Owner User Borrower Borrower must provide: * 2 years profit and loss statements for the business
		WAIVED COMMENT (2017-03-29): An exception was approved on loan approval provided; exception waived.	Guideline variance approved by lender at time of origination		Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: Documentation on file indicates note should be owner-user property type.

Approval reflects investment /0% owner occ, however per loan application, the guarantor is a principal of the tenant which occupies the subject.
GENERAL COMMENT (2017-03-29): Received documentation that reflects the borrower is also partner for business who is leasing property, does not clear condition., Per the loan approval WS Guarantor section, the guarantor is documented as “associated with the tenant XXX.” per the 1003 borrower is self employed by “XXX” as “XXX” Per the lease, XXX is the subject tenant.

CLEARED COMMENT (2017-04-05): Exception cleared- subject to lender affirmation that the Evidence on file/provided has been deemed sufficient to demonstrate that the borrower/guarantor does not manage the borrower, hence his ownership in the business tenant does not classify the property as owner-user and that this was deemed sufficient/satisfactory per MCP guideline

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1) Warehouse property with General Aggregate liability < $3MM.
Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.
2) EOI reflects exclusion of wind coverage, Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

CLEARED COMMENT (2017-03-29): Exception 1 Waived- Due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Liability aggregate amount.
Exception 2 Cleared- subject to lender affirmation that wind/hail coverage is not required for subject property due to location (one or more of the following: city/county/state)

[2] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: There is no Business P&L on file for the guarantor owned occupant of the subject property.    Per MCP 5.3 Owner User Borrower Borrower must provide: * 2 years profit and loss statements for the business

WAIVED COMMENT (2017-03-29): Approved Exception for P&L provided on loan approval.

			Guideline variance approved by lender at time of origination	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Industrial property with General Aggregate liability < $3MM.    Per Appraisal Property is industrial, EOI reflects $2MM gen aggregate.
Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

WAIVED COMMENT (2017-03-29): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Liability aggregate amount.

			seasoned investor		Loan Review Complete

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100049	$XXX	FL	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1
1704100347	$XXX	WI	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100059	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out -Other	03/23/2017	2	2	1
1704100062	$XXX	NY	XX/XX/XXXX	Refinance Cash-out -Other	03/23/2017	1	1	1
1704100511	$XXX	CA	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1
1704100357	$XXX	CA	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100030	$XXX	PA	XX/XX/XXXX	Refinance Cash-out -Other	03/23/2017	2	2	1
1704100103	$XXX	CA	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1
1704100525	$XXX	GA	XX/XX/XXXX	Purchase	03/23/2017	2	2	1
1704100054	$XXX	CT	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100375	$XXX	TX	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	2	2	1
1704100060	$XXX	NY	XX/XX/XXXX	Refinance Cash-out -Other	03/23/2017	1	1	1
1704100109	$XXX	RI	XX/XX/XXXX	Refinance Cash-out -Other	03/23/2017	1	1	1
1704100497	$XXX	CA	XX/XX/XXXX	Refinance Cash-out -Other	03/23/2017	1	1	1
1704100409	$XXX	IN	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100378	$XXX	NY	XX/XX/XXXX	Purchase	03/23/2017	2	2	1
1704100539	$XXX	CA	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	2	2	1
1704100032	$XXX	NY	XX/XX/XXXX	Refinance Cash-out -Other	03/23/2017	2	2	1
1704100583	$XXX	FL	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	2	2	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status

[1] General -Insufficient Hazard Insurance

EXCEPTION INFO: 1) There is no loss of income/business interruption coverage reflected by EOI, per MCP 7.2 II Traditional 2 Owner User properties are required to obtain a Business Interruption policy.

2) Wind/Hail deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

3) The EOI does not reflect any law/ordinance coverage.

Per MCP 7.2 II a. The insurance policy: *Policy must contain Law and Ordinance endorsement for traditional 1 and 2 property types.

4) Warehouse property with General Aggregate liability < $3MM.

Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

GENERAL COMMENT (2017-03-29): Exception 1) remains - the referenced updated EOI was not included with the update docs.

Exceptions 2), 3), & 4) are eligible to be cleared - due to receipt of Updated final loan approval Worksheet reflecting approval of exceptions for Deductible amount, Law & Ordinance coverage, and Liability gen aggregate amount

CLEARED COMMENT (2017-04-05): Exception cleared- subject to lender affirmation that EOI policy change doc provided which references the inclusion of Business income coverage but does not define coverage amount/terms/ deductible/coins. has been reviewed and that this was deemed sufficient/satisfactory per MCP guideline

Loan Review Complete

[2] Misc - Credit Exception:

EXCEPTION INFO: un-documented valuation exception;    per approval subject property was purchased XX/XX/XXXX Purchase price was not disclosed/ documented.    Per Appraisal “From discussions with property representatives the subject more recently sold in XXX for approximately $XXX to $XXX. Documentations of the XXX sale was requested, but not provided.”

Per MCP 6.6 Cash-out on Recent Purchases:    Definition: Borrower on title < 12 months * Value estimate limited to the lessor of the original purchase price or the current appraised value

WAIVED COMMENT (2017-03-29): Exception waived - due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for title seasoning - appraised value used

			seasoned investor		Loan Review Complete

[1] Mortgage / Program Eligibility - The Certificate of Non-Owner Occupied does not show the borrower(s) at an address different than the subject and thus casts doubt on the business purpose of the loan.

EXCEPTION INFO: File contains an executed Cert of Occupancy & Indemnity which inaccurately attests that the borrower will not reside in the subject.    Per file evidence and approval, the borrower occupies the subject 100% both as his primary residence in addition to operating his business in the retail portion.    Per appendix 2 this document is not required and should not be included in the subject loan file since it makes a false/contradictory claim/statement.

CLEARED COMMENT (2017-03-29): Exception Cleared - subject to lender affirmation that the subject NOO cert was completed erroneously and has been discarded/removed from file.

[2] Application / Processing - Missing Document: Business P&L not provided EXCEPTION INFO: Only 18 mos P&L history provided vs 2 yrs as required by guidelines.

GENERAL COMMENT (2017-03-29): Approval does not show an exception for business P and Ls.

WAIVED COMMENT (2017-04-05): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Bus P&L. (comp factor: Low LTV)

			Low LTV Low LTV		Loan Review Complete
				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete
Loan Review Complete
				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: There is no LOE for intended use of funds from cash out-    per MCP 5.7 VCC will require a LOE for cash out proceeds.

CLEARED COMMENT (2017-03-29): Exception Cleared- due to receipt of LOE for intended use of cashout funds.

[1] Application / Processing - Missing Document: Missing Final 1003

EXCEPTION INFO: There is no Application/1003 contained in the subject file provided for review.

GENERAL COMMENT (2017-03-29): Exception remains- the uploaded document was a loan approval worksheet and not an application/1003.

CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of signed/executed loan application/ 1003 for subject note.

[2] Application / Processing - Missing Document: Business P&L not provided EXCEPTION INFO: Only 1 yr of P&L’s provided- 2 required per guidelines 5.3.    ( the Owner User unit represents 51.6 % of leased sqft per appraisal)

GENERAL COMMENT (2017-03-29): Approval provided does not mention an exception for buisness P and Ls.

WAIVED COMMENT (2017-04-05): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Bus P&L’s (comp factor: Low LTV)

			Low LTV		Loan Review Complete
Loan Review Complete

[2] Misc - Credit Exception:

EXCEPTION INFO: 1) Insufficient verified funds to close. Verified Funds of $50,717.29, Actual Cash req’d to close $51,903.61 per final settlemt stmt.    Per MCP 6.2 *Purchase: Proof of down payment must be verified.

2) First time investor with < 3 mos P&I reserves. as displayed above reserves are $0. per approval borrower is FT investor. Per MCP 6.3 *Minimum three (3) months PI reserves required post-closing

WAIVED COMMENT (2017-03-29): Received approved exception for assets and reserves.

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: 1)The EOI does not reflect any law/ordinance coverage.

Per MCP 7.2 II a. The insurance policy: *Policy must contain Law and Ordinance endorsement for traditional 1 and 2 property types.

2) EOI does not reflect business income/interruption coverage. per MCP 7.2 II *Traditional 2 Owner User properties are required to obtain a Business Interruption policy.

3) Industrial/ flex property with General Aggregate liability < $3MM.    per appraisal and zoning, the property is a light industrial flex property type.

Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

GENERAL COMMENT (2017-04-05): Exception remains- Exception 2) & 3) remain- the updated approval does not reference exceptions for 2) Business income coverage nor 3) Liability coverage amount.    ( *note that exceptions 1) is eligible to be waived - due to receipt of updated loan approval ws documenting approved exc for law & ord with comp factor of seasoned inv.)

WAIVED COMMENT (2017-04-07): exceptions 1) & 2) eligible to be waived - due to receipt of updated loan approval ws documenting approved exceptions for 1) law & ord coverage missing and 2)no bus income/interruptions coverage. (comp factor: FICO [score of 700] ) exception 3) cleared- due to receipt of updated EOI reflecting gen aggregate liability coverage limit of $2MM which is sufficient for commercial flex/retail property as subject property type as approved.

			FICO Guideline variance approved by lender at time of origination	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: There is no Cert of Occupancy & Indemnity as required per MCP appendix 2 for the subject NOO mixed use property with individual serving as borrower.

GENERAL COMMENT (2017-03-29): exception remains- pending receipt of updated documents

CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of Executed cert of occ & indemnity for subject note.

				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[2] Misc - Credit Exception:

EXCEPTION INFO: 1)VCC Analyst asset review is not dated- none of the signatures are dated. 2) the VCC Asset review reflects NOPI based on 0% vacancy vs the min 5% per guidelines.    Per MCP 3.5 Our minimum vacancy and collection loss rate is five percent.

GENERAL COMMENT (2017-03-29): Exception remains/ new exceptions noted- 1) Revised/corrected NOI of $236.4M results in DSCR of 1.24x which is below the 1.25x min for Traditional II >$500k, and not noted as an approved exception. 1a) as a result of revised NOI per analyst review- Loan approval provided does not reflect a VMC NOI nor approved VMC DCR which aligns with the updated/ corrected Analyst review

WAIVED COMMENT (2017-04-05): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for DCR < 1.25x (comp factor: FICO )

			FICO of 802	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete
Loan Review Complete

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI reflects no property coverage amount.     Per MCP 7.2II a. The insurance policy: * must reflect the amount of coverage and shall be the lesser of (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for depreciation.

GENERAL COMMENT (2017-03-29): exception remains- pending receipt of updated documents

CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of Updated EOI reflecting sufficient coverage amount.

Loan Review Complete

[1] Closing / Title - Lien Position: Unable to determine lien position from loan documents provided.

EXCEPTION INFO: Title prelim reflect a multitude of judgments, collections, and liens.    Due to quantity of items and amounts which do not align, it is difficult to verify the satisfaction of all required item.    Please provide final title report to confirm clear title. per MCP 7.1 All existing liens and judgments must have been paid or released;

GENERAL COMMENT (2017-03-29): exception remains- pending receipt of updated documents

CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of Final title reflecting satisfaction of all liens and clear title / 1st lien position.

				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: Evidence on file reflects that the borrower transferred ownership of the subject property via quitclaim deed on the day following loan closing date to a non- borrower XXX Entity. The individual guarantor is the XXX of this XXX, however the evidence supports that the property is currently vested in an entity which serves as neither borrower nor guarantor, and there is no Security instrument executed by the currently vested property owner.

Guidelines appear to indicate that the new owner should should execute a security agreement, and/or assumption/guaranty/pledge agreement.

Per MCP 7.1 All vested parties have executed the security instrument and complied with all title requirements;

CLEARED COMMENT (2017-03-29): Exception Cleared- subject to lender affirmation that the subject quitclaim is considered not material due to being dated subsequent to note date

				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: 1) Cert of Occ & Indemnity is incomplete- line 1 contains blank fields which are not completed, as well as the final line which identifies the state which is not completed.

GENERAL COMMENT (2017-03-29): exception remains- pending receipt of updated documents

CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of Signed/executed cert of Occ & Indemnity for subject note.

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI reflects exclusion of named storm (hurricane) coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

WAIVED COMMENT (2017-03-29): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for named storm exclusion

[2] Application / Processing - Missing Document: Business License not provided

EXCEPTION INFO: There is no business license as required for owner user properties. Per MCP 5.3 Borrower must provide: * 2 years profit and loss statements for the business * Current Business license

GENERAL COMMENT (2017-03-29): item waived, exception noted on approval, updated final Loan Worksheet uploaded

WAIVED COMMENT (2017-03-29): Fico and reserves used as comp factors

[2] Application / Processing - Missing Document: Business P&L not provided

EXCEPTION INFO: There is no business P&L’s as required for owner user properties. Per MCP 5.3 Borrower must provide: * 2 years profit and loss statements for the business * Current Business license

WAIVED COMMENT (2017-03-29): Fico and reserves used as comp factors

[2] Application / Processing - Missing Document: Business Purpose Letter of Intent not provided

EXCEPTION INFO: The BP LOI on file is not handwritten as required per MCP appendix 2

WAIVED COMMENT (2017-04-12): Reserves and fico used as comp factors

			High Fico more reserves than required		Loan Review Complete

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: Industrial Warehouse property with General Aggregate liability < $3MM.     Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

WAIVED COMMENT (2017-03-29): approved exception for insurance provided, exception waived.

			Guideline variance approved by lender at time of origination Guideline variance approved by lender at time of origination.		Loan Review Complete

[1] Application / Processing - Missing Document: Business Purpose Letter of Intent not provided

EXCEPTION INFO: there is no Handwritten BP letter on company letterhead as required per MCP appendix 2

CLEARED COMMENT (2017-04-19): Handwritten Business purpose letter provided.

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: The EOI does not reflect any law/ordinance coverage.

Per MCP 7.2 II a. The insurance policy: *Policy must contain Law and Ordinance endorsement for traditional 1 and 2 property types.

WAIVED COMMENT (2017-03-29): Experienced investor and bk dismissed date used as comp factors

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

EXCEPTION INFO: There is no exception noted for VOR- per LOE the borrower did not provide documentation of the payment of rent on his current residence since it was prepaid out of estate proceeds

WAIVED COMMENT (2017-03-29): Exception waived- due to receipt of Updated final loan approval Worksheet reflecting approval of exception for VOR (Apr 2016-Nov 2016) in conjunction with VOR for Apr 2015- Mar 2016 uploaded (comp factors Seasoned investor, BK dismissed 08)

			BK Dismissed in 2008 Experienced investor		Loan Review Complete

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: Wind/Hail deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

WAIVED COMMENT (2017-03-29): Loan Approval received, approved exception listed for insurance deductible.

			Guideline variance approved by lender at time of origination.		Loan Review Complete

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100087	$XXX	IN	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100133	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100544	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100408	$XXX	CA	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	2	2	1
1704100167	$XXX	WA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100139	$XXX	OR	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100384	$XXX	CA	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1
1704100396	$XXX	PA	XX/XX/XXXX	Purchase	03/23/2017	2	2	1
1704100350	$XXX	CT	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100176	$XXX	NJ	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100163	$XXX	NC	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100209	$XXX	CT	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100232	$XXX	FL	XX/XX/XXXX	Purchase	03/23/2017	2	2	1
1704100417	$XXX	NV	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100255	$XXX	CT	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100418	$XXX	IN	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	1	1	1
1704100204	$XXX	OH	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100560	$XXX	TX	XX/XX/XXXX	Purchase	03/23/2017	1	1	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status

[2] Misc - Credit Exception:
EXCEPTION INFO: 1) LTV discrepancy-    Per VCC analyst review in file, the VCC value is $200M once adjusted for a 10M deferred maintenance resulting in a 52.5% LTV.    this exceeds the 50% LTV cap for ‘fast 50’ program which this note was initially approved under.
1a) Credit score of 621 and limited trade lines would be an exception outside of the fast 50 program

WAIVED COMMENT (2017-03-29): Reduced LTV used as a comp factor

			Reduced LTV	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete
Loan Review Complete
Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: Approval reflects incorrect RE Inv tyype of Investor; Per MCP 5.3 the type should be owner-user since borrower business occupies >51% of GLA by sqft.

GENERAL COMMENT (2017-03-29): “Exception remains- Per Appraisal property is > 50% Owner user ;    “The building is a two-story, wood frame structure, containing XXX SF of gross building area, including XXX SF of commercial space and XXX Sf of residential space. The commercial space is improved as a XXX and XXX and is owner occupied.”
CLEARED COMMENT (2017-04-07): exception cleared- due to receipt of updated Loan Approval Worksheet reflecting corrected RE inv type as owner user

[1] Application / Processing - Missing Document: Non-Owner Occupancy Declaration not provided
EXCEPTION INFO: There is no cert of occupancy & Indemnity as required per MCP appendix 2. ( Subject is owner-user mixed use property but not owner occupied (it is not the borrowers primary residence.)

CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of Updated Approval worksheet reflecting corrected type as Owner User 53%.

[2] Credit Documentation - Absence of Business Purpose Certificate and/or Non-Owner Occupancy Declaration and/or UW Business Purpose Analysis and thus casts doubt on the business purpose of the loan.
EXCEPTION INFO: There is no BP cert as required per MCP appendix 2. ( Subject is owner-user mixed use property but not owner occupied (it is not the borrowers primary residence.)

GENERAL COMMENT (2017-03-29): Exception remains- A BP disclosure was uploaded but there is no BP Certification provided (Disclosure and certification are different documents, both of which are required items per MCP appendix 2)
GENERAL COMMENT (2017-03-29): Document provided was the BP Disclosure, still need the Certification.
WAIVED COMMENT (2017-04-21): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no MP Cert.
(comp factor: LTV)

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1) EOI Reflects coinsurance Per MCP 7.2 II a. The insurance policy: *must not have any coinsurance.
2) EOI Reflects exclusion of named storm coverage: Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

WAIVED COMMENT (2017-03-29): Low LTV used as a comp factor

			39% LTV Low LTV	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI on file does not reflect existence of Wind/Hail coverage.
Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

CLEARED COMMENT (2017-03-29): Exception cleared- subject to lender affirmation that wind/hail coverage is not required for subject property due to location (city/county/state)

[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: The Final HUD-1 on file is not signed nor certified as true & Correct as required per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: * be certified to be true and correct,

RE-OPEN COMMENT (2017-03-29): The Provided Final Settlement stmt contains no certification that it is true & correct not signature by settlement agent.
GENERAL COMMENT (2017-04-12): Uploaded certified final HUD.
GENERAL COMMENT (2017-04-12): Settlement statement provided is stamped and signed, however is labeled as estimated.
CLEARED COMMENT (2017-04-12): Final HUD provided.

Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: The contractor roof inspection on file to address the potential deferred maintenance identified by the appraisal/AMS inspection report appears to have been performed by the tenant of the subject property, thus bringing the independence/bias/accuracy of this diligence item into question.

CLEARED COMMENT (2017-03-29): Exception cleared- subject to lender affirmation that this transaction has been reviewed and deemed to be acceptable and compliant-    supported/ mitigated by tenant inspector’s valid contractors license.

[1] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: File does not contain any assignment docs ( neither assignment of collateral nor Assignment of Mortgage)
CLEARED COMMENT (2017-03-29): both assignment of deed of trust and collateral provided

[2] Application / Processing - Missing Document: Business License not provided
EXCEPTION INFO: Per Approval, Property is classified as owner user. per MCP 5.3 Owner User Borrower must provide: *Current Business license

WAIVED COMMENT (2017-03-29): Business license listed as exception on approval

[2] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: Per Approval, Property is classified as owner user.
per MCP 5.3 Owner User Borrower must provide: *2 years profit and loss statements for the business

WAIVED COMMENT (2017-03-29): P and L listed as exception on the approval.

			Seasoned Investor	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: VCC Asset Analyst review is not dated- none of the signatures contain dates.

CLEARED COMMENT (2017-03-29): Exception cleared- due to receipt of Updated Analyst review which is dated

				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[2] Misc - Credit Exception:
EXCEPTION INFO: Appraisal aged > 6 mos. Appraisal effective date 6/7/16 note date XX/XX/XXXX    per MCP Valid Period
An appraisal report is valid for six (6) months from date of valuation.

WAIVED COMMENT (2017-03-29): low ltv and seasoned investor used as comp factors

			Low LTV Seasoned investor		Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: Incorrect RE Inv type- should be Owner- user. Per documentation ( appraisal & analyst review) the property owner owns the Business that occupies the XXX which is >51% of GLA. per MCP 5.3 Borrower’s that occupy a minimum of 51% of the GBA of the property securing the loan with their business are defined as owner user commercial properties.

CLEARED COMMENT (2017-03-29): Exception cleared- due to receipt of LOE documenting that subject does not own the Commercial tenant- hence affirming Investor type is accurate and appropriate.

[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: The Settlement statements on file are not marked final nor certified as true & Correct nor signed by a settlement agent.
Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: * be certified to be true and correct, ... Note: a final settlement statement certified by the settlement agent as a true copy of the original is acceptable.

GENERAL COMMENT (2017-03-29): Exception remains- The uploaded Settlement stmt is not certified nor signed by settlement agent
CLEARED COMMENT (2017-04-12): Final certified HUD provided

[2] Application / Processing - Missing Document: Business License not provided
EXCEPTION INFO: Missing License for the Commercial occupant ( XXX) which occupies the XXX.    Per MCP 5.3 Borrower must provide: * 2 years profit and loss statements for the business * Current Business license

GENERAL COMMENT (2017-03-29): Exception waived- due to receipt of Updated approval WS noting missing P&L and license as exception in conjunction with receipt of LOE documenting that subject does not own the Commercial tenant- hence affirming investor type is accurate and appropriate. ( comp factor- Seasoned investor)

[2] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: Missing P&L’s for the guarantor-owned Commercial occupant ( daycare) which occupies the XXX.    Per MCP 5.3 Borrower must provide: * 2 years profit and loss statements for the business * Current Business license

WAIVED COMMENT (2017-03-29): Exception waived- due to receipt of Updated approval WS noting missing P&L and license as exception in conjunction with receipt of LOE documenting that subject does not own the Commercial tenant- hence affirming investor type is accurate and appropriate. ( comp factor- Seasoned investor)

			Seasoned Investor		Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: The VCC Analyst Asset review is not dated- none of the multiple signatures on the report on file contain a date. Additionally the Purchase price listed does not align with the contract purchase price. These inaccuracies are deemed material since this report significantly adjusts the underwritten value of the subject property.

GENERAL COMMENT (2017-03-29): Exception Cleared- due to receipt of updated Analyst review with date and corrected purchase price

[1] Application / Processing - Missing Document: Non-Owner Occupancy Declaration not provided
EXCEPTION INFO: There is no Cert of occupancy & Indemnity as required per MCP Appendix 2

CLEARED COMMENT (2017-04-17): Exception cleared- due to receipt of executed Cert of Occupancy & Indemnity corresponding to subject note/property. ( *Note that Cert of Occ & Indemnity is dated 4/11/17 vs. note date of XX/XX/XXXX)

				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: Owner user property ; missing 2 yrs business P&L’s    Per MCP 5.3 Borrower must provide:*2 years profit and loss statements for the business

GENERAL COMMENT (2017-03-29): Approval provided does not mention P and Ls.
CLEARED COMMENT (2017-04-05): Exception cleared- due to receipt of Updated Approval worksheet reflecting corrected type as investor- hence P&L’s not required

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects exclusion of Law/Ordinance-coverage for loss to undamaged portion of bldg and exclusion of named storm ( hurricane coverage.
Per MCP 7.2 II II. Property Damage Insurance
The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage. a. The insurance policy: Policy must contain Law and Ordinance endorsement for traditional
1 and 2 property types.

WAIVED COMMENT (2017-03-29): Exception waived- due to receipt of Updated final loan approval Worksheet reflecting approval of exception for Missing Law & ordinance and hurricane coverage ( Comp Facto:r Low LTV)

[2] Application / Processing - Missing Document: Business License not provided
EXCEPTION INFO: Owner user property- no business license contained in file provided for review. Per MCP 5.3 Borrower must provide: *Current Business license

WAIVED COMMENT (2017-03-29): Low LTV used as comp factor

			Low LTV		Loan Review Complete
[1] Misc - Credit Exception:
EXCEPTION INFO: Mortgage, Approval and appraisal review all contain misspelling for the city of subject property.
GENERAL COMMENT (2017-03-29): 3/27/2017 (VK) Uploaded updated loan approval worksheet & appraisal review with corrected address. Per title, since legal description is correct, it is not necessary to correct the address spelling.
CLEARED COMMENT (2017-03-29): Exception cleared- due to receipt of Updated Approval and appraisal and subject to lender affirmation that mortgage correction is not required.
	CLEARED COMMENT (2017-03-29): cleared			LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1)Wind/Hail/named storm deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;\
2) Elevator Property with Gen Agg liab < $3MM    Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

WAIVED COMMENT (2017-03-29): reserves used as comp factor

			reserves	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: VCC Asset Analyst review is not dated- none of the signatures contain dates.

CLEARED COMMENT (2017-03-29): Exception cleared- due to receipt of dated Analyst review

[2] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: There are only 17 mos of business P&L’s provided.    Per MCP 5.3 Borrower must provide:
Ø 2 years profit and loss statements for the business
		WAIVED COMMENT (2017-03-29): Approved lender exception provided.	Guideline variance approved by lender at time of origination.	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Industrial property with General Aggregate liability < $3MM.    per appraisal subject is industrial property type.
Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

WAIVED COMMENT (2017-03-29): mortgage history used

[2] General - Missing P&L
EXCEPTION INFO: Only 1 yr P&L provided for owner user business, Per Approval loan was approved as owner-user.
Per MCP 5.3 Owner User Borrower Borrower must provide: * 2 years profit and loss statements for the business

WAIVED COMMENT (2017-03-29): mortgage history

			Heloc 0x30 since 2014	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI Reflects exclusion of Wind coverage.
Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

CLEARED COMMENT (2017-03-29): Exception cleared- subject to lender affirmation that wind/hail coverage is not required for subject property due to location (city/county/state)

				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI Reflects exclusion of Wind& Hail coverage.
Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

CLEARED COMMENT (2017-03-29): Exception cleared- subject to lender affirmation that wind/hail coverage is not required for subject property due to location (city/county/state)

Loan Review Complete
				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

AMC Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100150	$XXX	PA	XX/XX/XXXX	Refinance Cash - out - Other	03/23/2017	2	2	1

1704100261	$XXX	MA	XX/XX/XXXX	Purchase	03/23/2017	2	2	1

1704100414	$XXX	NY	XX/XX/XXXX	Purchase	03/23/2017	1	1	1

1704100242	$XXX	NY	XX/XX/XXXX	Refinance Cash - out - Other	03/23/2017	1	1	1

1704100169	$XXX	MA	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1

1704100457	$XXX	CA	XX/XX/XXXX	Refinance Cash - out - Other	03/23/2017	2	2	1

1704100444	$XXX	GA	XX/XX/XXXX	Refinance Cash - out - Other	03/23/2017	1	1	1

1704100220	$XXX	MA	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1

1704100147	$XXX	FL	XX/XX/XXXX	Refinance Cash - out - Other	03/23/2017	2	2	1

1704100564	$XXX	NC	XX/XX/XXXX	Refinance Cash - out - Other	03/23/2017	1	1	1

1704100473	$XXX	GA	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1

1704100484	$XXX	CA	XX/XX/XXXX	Refinance Cash - out - Other	03/23/2017	1	1	1

1704100230	$XXX	NY	XX/XX/XXXX	Purchase	03/23/2017	1	1	1

1704100245	$XXX	NY	XX/XX/XXXX	Refinance Cash - out - Other	03/23/2017	1	1	1

1704100247	$XXX	CT	XX/XX/XXXX	Refinance Cash - out - Other	03/23/2017	1	1	1

1704100291	$XXX	FL	XX/XX/XXXX	Refinance Cash - out - Other	03/23/2017	2	2	1

1704100360	$XXX	FL	XX/XX/XXXX	Refinance Cash - out - Other	03/23/2017	2	2	1

1704100431	$XXX	NY	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1

1704100442	$XXX	NJ	XX/XX/XXXX	Refinance Rate/Term	03/23/2017	1	1	1

1704100451	$XXX	CA	XX/XX/XXXX	Refinance Cash - out - Other	03/23/2017	1	1	1

1704100463	$XXX	NJ	XX/XX/XXXX	Purchase	03/23/2017	1	1	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status

[2] General -Insufficient Hazard Insurance

EXCEPTION INFO: Industrial property with General Aggregate liability < $3MM.

Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1million per occurrence with a $3 million minimum general aggregate limit.

WAIVED COMMENT (2017-03-29): Exception Waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Liability aggregate amount.

[2] General - Missing P&L

EXCEPTION INFO: Only 1 yr P&L provided for owner user business,

Per MCP 5.3 Owner User Borrower Borrower must provide: * 2 years profit and loss statements for the business

GENERAL COMMENT (2017-03-29): Approval does not mention exception for P and L.

WAIVED COMMENT (2017-04-05): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Bus P&L’s (comp factor: seasoned investor)

			reserves seasoned investor		Loan Review Complete

[2] Application / Processing - Missing Document: Non-Owner Occupancy Declaration not provided

EXCEPTION INFO: There is no Cert of Occupancy & Indemnity for either of the 2 coborrowers as required per MCP guideline appendix 2.

WAIVED COMMENT (2017-04-21): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Waiver/missing Cert of Occupancy & Indemnity. (comp factors: High FICO, and Seasoned Investor)

			High FICO Investor Experience		Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: Purchase price discrepancy: 1) The approval, and Analyst review reflects a PP of $XXX, whereas the executed Final Settlement statement reflects a Purchase price of $XXX 2) The purchase contract reflects a purchase price of $XXX with no amendments modifying the price to $XXX.

per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: * reflect fees and amounts paid by either Buyer or Seller agree with purchase

Contract and legal documentation,

GENERAL COMMENT (2017-03-29): exception remains- pending receipt of updated documents

GENERAL COMMENT (2017-04-10): 1. Uploaded updated loan worksheet with corrected purchase price.

            2. Uploaded purchase price amendment.

CLEARED COMMENT (2017-04-10): Corrected Approval and Amendment to the purchase contract provided.

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI on file does not reflect existence of Wind/Hail coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

CLEARED COMMENT (2017-03-29): Exception cleared- due to evidence of wind coverage contained in commentary of EOI doc provided.

[1] Appraisal Documentation - Missing Document: Appraisal not provided

EXCEPTION INFO: Appraisal Cover page and summary contain the incorrect address. CLEARED COMMENT (2017-03-29): Correct cover page and summary provided.

				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete
				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] Misc - Credit Exception:

EXCEPTION INFO: Title Vesting discrepancy- Per the Prelim title ins commitment on file the property is vested in co-trustees of a trusta trust. The mortgage is executed only by an individual, and no quitclaim/ grant deed is on file.    Please provide final title or quitclaim/grant deed documenting change of vested owners.

Per MCP 7.1 All vested parties have executed the security instrument and complied with all title requirements;

CLEARED COMMENT (2017-03-29): Exception Cleared- due to receipt of quitclaim deed documenting transfer of ownership to borrower

				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[2] General - Insufficient Hazard Insurance

EXCEPTION INFO: Industrial/Warehouse property with General Aggregate liability < $3MM.

Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

WAIVED COMMENT (2017-03-29): Received approved exception.

[2] Credit Documentation - Missing lease Agreement

EXCEPTION INFO: No Lease provided for $1MM note. Per MCPApendix 2 a lease is required for owner- user traditional II properties with loan amount > $1MM

GENERAL COMMENT (2017-04-05): Exception remains- there is not approved exception for missing leases as required per MCP appendix 2 for owner occupied traditional II property with > $1mm loan amount

WAIVED COMMENT (2017-04-07): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no leases.

(comp factor: FICO &Seasoned Investor)

			FICO FICO Guideline variance approved by lender at time of origination seasoned investor seasoned investor		Loan Review Complete

[1] General - Missing Environmental Report

EXCEPTION INFO: Insufficient enviro ins amount; XXX approval on file reflects $217.5M vs loan amount of $240M

CLEARED COMMENT (2017-03-29): Updated insurance document provided supporting 240,000.

Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: The VCC Analyst review contains the incorrect subject proiperty address and is dated in the future.    The address on the report is ‘XXX’ ( incorrect end range) as opposed to the correct XXX per the appraisal and mortgage Deed. The date on the report is ‘XX/XX/XXXX’ (incorrect year). These errors may be considered material given that the analyst value significantly adjusts the appraised value for the subject property/note.

CLEARED COMMENT (2017-03-29): Exception cleared- due to receipt of Updated/corrected Analyst review

				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1) Wind/Hail deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;
2) There is no EOI documenting any Gen Aggregate amount of Liability coverage.    Per MCP 7.2V. Commercial General Liability Insurance-Commercial General Liability Insurance is required on all loans.    For Traditional loans on buildings without elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit.
3) There is no loss of Income/ business interruption coverage reflected on EOI docs. Per MCP 7.2 Ø Traditional 2 Owner User properties are required to obtain a
Business Interruption policy.

WAIVED COMMENT (2017-03-29): Received approved exception.

[2] Application / Processing - Missing Document: Business License not provided
EXCEPTION INFO: Per approval property is owner user and there is no business license on file.    Per MCP 5.3 Borrower must provide Ø Current Business license

GENERAL COMMENT (2017-03-29): Approval does not mention exception for Business license
WAIVED COMMENT (2017-04-05): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Bus License ‘s (comp factor: Low LTV & Seasoned investor)

[2] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: Per approval property is owner user and there is no business P&L on file. Per MCP 5.3 Borrower must provide:
Ø 2 years profit and loss statements for the
business

GENERAL COMMENT (2017-03-29): Approval does not mention exception for Business P and L
WAIVED COMMENT (2017-04-05): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Bus P&L’s (comp factor: Low LTV & Seasoned investor)

			Guideline variance approved by lender at time of origination. Low LTV Seasoned Investor		Loan Review Complete
Loan Review Complete

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: The limited format hazard EOI on file does not reflect existence of Wind/Hail coverage.
Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

CLEARED COMMENT (2017-03-29): Exception cleared- subject to lender affirmation that wind/hail coverage is not required for subject property due to location (one or more of the following: city/county/state)

Loan Review Complete
Loan Review Complete
Loan Review Complete
				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete
Loan Review Complete

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Wind/Hail deductible of 3% on $260M coverage amount exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

WAIVED COMMENT (2017-03-29): Received approved exception.

			Experienced Investor		Loan Review Complete

[1] Application / Processing - Missing Document: Background Check not provided
EXCEPTION INFO: The OFAC report included in the credit report reflects a possible match. there is no additional documentation showing clear results for OFAC.

GENERAL COMMENT (2017-03-29): Exception remains- no additional background report/serach was provided. per MCP 5.2 : SSN mismatch or OFAC hit on credit report: Underwriter to require a SSN/OFAC background search
GENERAL COMMENT (2017-04-05): Exception remains- there is an additional standalone elevated OFAC/ background search results document, typically provided in VCC files where there is an unclear result on the OFAC report which is included with the VCC credit report.    This document was not found in the file for the subject note.
CLEARED COMMENT (2017-04-07): Exception cleared- due to receipt of veri-tax OFAC report reflecting a result of Clear for subject borrower/guarantor,

[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: there is no certified final settlement statement/HUD-1. The settlement stmt provided is not marked final not signed/certified as true & correct.

CLEARED COMMENT (2017-03-29): Exception cleared- due to receipt of signed certified final settlement stmt.

[1] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: Per Analyst asset review the property was currently listed for sale in co-star at the time of review.    File contains no explanation nor evidence of termination of listing contained in file.    per MCP 6.6 Properties that have been recently listed (within the past 6 months) must: * Be off the market (evidenced by expired or cancelled listing agreement)

CLEARED COMMENT (2017-03-29): Exception cleared- due to receipt of documentation of listing cancellation as of 12/7/16 (prior to loan closing date) Hence subject note at 50% LTV is compliant.

[2] Misc - Credit Exception:
EXCEPTION INFO: Limited Credit History exception not acknowledged/approved-    Borrower has no major credit/ nor mortgage accounts reported. with only 16 months and 4 months respectively of payment record available on the 2 minor consumer credit accounts on record.
Per MCP 5.2 Credit History: For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts.

WAIVED COMMENT (2017-03-29): Received approved exception

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Wind/Hail deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

WAIVED COMMENT (2017-03-29): Received approved exception

[2] Application / Processing - Missing Document: Business License not provided
EXCEPTION INFO: Missing Business license- subject type is Owner user per approval doc-.    Per MCP 5.3 Borrower must provide:*Ø Current Business license

WAIVED COMMENT (2017-03-29): Received approved exception

[2] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: Missing Business P&L’s - subject type is Owner user per approval doc-.    Per MCP 5.3 Borrower must provide: *2 years profit and loss statements for the business

		WAIVED COMMENT (2017-03-29): Received approved exception	Guideline variance approved by lender at time of origination. Guideline variance approved by lender at time of origination. Guideline variance approved by lender at time of origination.	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete
[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: Incomplete EOI- the EOI contained in file has no details regarding deductible amounts/terms.

GENERAL COMMENT (2017-03-29): exception remains- pending receipt of updated documents
CLEARED COMMENT (2017-04-06): Exception cleared- due to receipt of EOI reflecting deductible details which are compliant with guideline requirements.

LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.

Loan Review Complete
Loan Review Complete

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects Business income coverage and not loss of rents/rental value.    Per MCP 7.2 II NOTE:
Occupancy: An owner-occupied property should reflect owner’s coverage and a non-owner-occupied property should reflect tenant coverage and a rent-loss insurance endorsement.

CLEARED COMMENT (2017-03-29): Exception cleared- subject to lender affirmation that the insurance agent has verified that Business income covers loss of rent for the subject property.

Loan Review Complete
				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100471	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100488	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100557	$XXX	NV	XX/XX/XXXX	Refinance Cash-out - Other	03/27/2017	2	2	1
1704100595	$XXX	FL	XX/XX/XXXX	Purchase	03/23/2017	1	1	1
1704100610	$XXX	PA	XX/XX/XXXX	Refinance Cash-out - Other	03/23/2017	2	2	1
1704100635	$XXX	CO	XX/XX/XXXX	Purchase	03/23/2017	2	2	1
1704100006	$XXX	NJ	XX/XX/XXXX	Purchase	04/18/2017	2	2	1
1704100536	$XXX	UT	XX/XX/XXXX	Refinance Rate/Term	04/18/2017	1	1	1
1704100164	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	1	1	1
1704100456	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	1	1	1
1704100482	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	1	1	1
1704100317	$XXX	MA	XX/XX/XXXX	Purchase	04/18/2017	2	2	1
1704100311	$XXX	PA	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	2	2	1
1704100212	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	1	1	1
1704100313	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	2	2	1
1704100629	$XXX	MD	XX/XX/XXXX	Refinance Rate/Term	04/18/2017	1	1	1
1704100630	$XXX	NY	XX/XX/XXXX	Purchase	04/18/2017	2	2	1
1704100642	$XXX	CT	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	3	1	3

[3] Appraisal Documentation - Missing secondary valuation product required for securitization. EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor GENERAL COMMENT (2017-04-17): Desk Review ordered by diligence vendor 4/17/17

GENERAL COMMENT (2017-04-24): CDA returned with a downward variance of 22.5%. Please advise if diligence vendor should order a field review.

GENERAL COMMENT (2017-04-24): Field review ordered

GENERAL COMMENT (2017-04-25): ETA for Field Review is 4/29/17

GENERAL COMMENT (2017-04-27): Field review not obtained as of securitization cut-off date. Exception for downward variance of 22.5% remains. Valuations are as follows: Original Appraisal 2/2/17 $200,000; CDA 4/21/17 $155,000.

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status

[1] General - Insufficient Flood insurance
EXCEPTION INFO: There is no receipt for flood insurance. per MCP 7.2 Flood Insurance A copy of completed application with paid receipt is required;

CLEARED COMMENT (2017-03-29): Exception cleared- due to receipt of final settlement stmt documenting payment of Flood insurance premium

[2] Misc - Credit Exception:
EXCEPTION INFO: 1. Credit score provided in file of 619 is outside of guideline threshold of 650. Credit report on file is dated 3 days subsequent to note date ( which was the loan closing/disbursement date). Per MCP 5.2 All Eligible Loans must have a minimum credit score of 650.
2. Credit Report provided is dated after the note date.

GENERAL COMMENT (2017-03-29): Exception 2) remains- Based on the VCC response, please confirm whether an exception should be cited for credit score> 60 days old at loan closing. ( it is noted that Exception 1) is eligible to be cleared- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for FICO )
WAIVED COMMENT (2017-04-05): Exception 1) waived - due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for FICO < 650 (comp factor: seasoned investor) Exception 2) cleared- subject to lender affirmation that although report dated subsequent to note date, since updated credit report was pulled on the same date as closing/ disbursement and that this was deemed sufficient/satisfactory per MCP guidelines.

			Seasoned Investor		Loan Review Complete

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1) Industrial/Warehouse property with General Aggregate liability < $3MM.

Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.
2) EOI on file reflects exclusion of Wind/Hail coverage. Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

WAIVED COMMENT (2017-03-29): Received approved appraisal

			Guideline variance approved by lender at time of origination.		Loan Review Complete

[1] Application / Processing - Missing Document: Business Purpose Letter of Intent not provided
EXCEPTION INFO: None of the handwritten LOE’s/LOI’s on file contain any indication of borrower’s occupancy intent, nor expressly convey business purpose/intent, nor investment property.

CLEARED COMMENT (2017-04-03): Property is 10 units, not mixed use.

[1] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: The Image File is corrupt- error message ‘insufficient Date to form image’ please provide a copy of the final Application/1003.
CLEARED COMMENT (2017-04-03): Received final 1003.

[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: The Final Settlement statement on file is not certified as true & Correct nor signed by a settlement agent.

Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: * be certified to be true and correct, ... Note: a final settlement statement certified by the settlement agent as a true copy of the original is acceptable.

GENERAL COMMENT (2017-04-03): Document received was not signed or marked true and certified.
CLEARED COMMENT (2017-04-06): Exception cleared- due to receipt of certified final settlement statement for subject note.

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI 1) does not contain Law&Ordinance coverage, 2) reflects coinsurance (Ins Invoice) 3) does not indicate replacement cost/agreed value. 4) does not reflect any wind/hail coverage.

Per MCP 7.2 II a. The insurance policy: *Policy must contain Law and Ordinance endorsement for traditional 1 and 2 property types. *must not have any coinsurance.
* must contain replacement cost coverage,

WAIVED COMMENT (2017-04-03): Exceptions made for Law&Ordinance, co-insurance, replacement cost and wind/hail not required in Nevada.

			Seasoned Investor	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: There is no signed/ certified final settlement stmt on file. the statement on file is not signed certified nor indicated as final.

CLEARED COMMENT (2017-04-06): exception cleared- due to receipt of signed & certified final settlement statement for subject note.

				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI reflects exclusion of named storm (hurricane) coverage. Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

WAIVED COMMENT (2017-03-29): Received loan approval with approved exception for exclusion in insurance policy.

			Guideline variance approved by lender at time of origination.		Loan Review Complete

[1] General Appraisal Requirements - Valuation Error: Desk review effective date not provided.
EXCEPTION INFO: The Analyst Asset review on file is not dated.

CLEARED COMMENT (2017-03-29): Desk review with date provided.

[2] Misc - Credit Exception:
EXCEPTION INFO: 1)Title Insurance/vesting discrepancy; All title insurance/prelim/closing protection references the individual serving as guarantor and not the legal Corporate entity who serves as borrower. Who also is the subject property owner per the recorded deed on file..

2) First time buyer with <3 mos Reserves. Verified funds of $89,630.95 vs cash req’d to close of $89,539.94 results in reserves of $89.
per MCP 6.3 *First Time Buyer is a borrower who has not owned a commercial property and/or has limited landlord experience * Minimum three (3) months PI reserves required post-closing

WAIVED COMMENT (2017-03-29): Received Final Title insurance with updated vesting. Received loan approval with approved exception regarding reserves; exception waived.

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1) Missing/no Gen Aggregate Liability coverage is defined on the EOI. Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

GENERAL COMMENT (2017-03-29): Loan approval mentions an approved Insurance exception but does not describe what the exception is for, need additional information.
WAIVED COMMENT (2017-03-29): Approved exception is acceptable; exception waived

			Guideline variance approved by lender at time of origination Guideline variance approved by lender at time of origination	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

[1] Application / Processing - Missing Document: Verification of Down Payment Funds not provided
EXCEPTION INFO: Missing VOF documentation for all XXX accounts referenced in approval with serve as verification of majority of funds required to close. .
per MCP 6.2 PROOF OF FUNDS: Down Payment Proof of down payment must be verified.

CLEARED COMMENT (2017-04-19): Exception cleared- due to receipt of missing VOF stmts corresponding to underwritten asset / downpayment funds as referenced in the loan approval worksheet,

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Approved exception- Hurricane deductible of 2%
		WAIVED COMMENT (2017-04-13): Exception waived per loan approval worksheet provided in file for review. comp factor: seasoned investor.	Seasoned investor	LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: CDA to be ordered by diligence provider
GENERAL COMMENT (2017-04-17): Desk Review ordered by diligence vendor 4/17/17
	CLEARED COMMENT (2017-04-20): Received CDA with 0 variance				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-04-17): Desk Review ordered by diligence vendor 4/17/17
	CLEARED COMMENT (2017-04-21): Received CDA with 0 variance				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-04-17): Desk Review ordered by diligence vendor 4/17/17
	CLEARED COMMENT (2017-04-20): Received CDA with 0 variance				Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: Deed Zip mismatch. The Deed of trust, approval, and Analyst review reflect zip 94590. while the Application, Appraisal, Flood cert, and USPS verification all reflect 94591 as the correct Zip.

CLEARED COMMENT (2017-04-19): exception cleared- due to receipt of corrected DOT and Approval documents.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-04-17): Desk Review ordered by diligence vendor 4/17/17
CLEARED COMMENT (2017-04-20): Received CDA with 0 variance

Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-04-17): Desk Review ordered by diligence vendor 4/17/17
CLEARED COMMENT (2017-04-20): Received CDA with 0 variance

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1) EOI on file does not reflect existence of Wind/Hail coverage. Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage

2) EOI does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage
WAIVED COMMENT (2017-04-19): Exception 2) waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no replacement cost coverage. (comp factor: Seasoned Investor) Exception 1) cleared- due to receipt of copy of Email confirmation (pre-funding) from insurance agent affirming that subject policy includes Wind/Hail coverage,

[2] Application / Processing - Missing Document: Rent Roll not provided
EXCEPTION INFO: There are no leases on file for subject. Per MCP Appendix 2, Leases are required for investor 2-4 purchase.

WAIVED COMMENT (2017-04-19): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no leases (property vacant) comp factor: Seasoned Investor

			Seasoned Investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-04-17): Desk Review ordered by diligence vendor 4/17/17
CLEARED COMMENT (2017-04-20): Received CDA with 0 variance

[2] General - FICO below 650
EXCEPTION INFO: Approved exception- 638 FICO
WAIVED COMMENT (2017-04-13): Exception waiver was underwritten/approved per initial loan approval worksheet provided. Comp factor: reduced LTV.

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception- no VOR/ rent free
WAIVED COMMENT (2017-04-13): Exception waiver was underwritten/approved per initial loan approval worksheet provided. Comp factor: reduced LTV.

			Guideline variance approved by lender at time of origination. Reduced- LTV		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-04-17): Desk Review ordered by diligence vendor 4/17/17
	CLEARED COMMENT (2017-04-21): Received CDA with 0 variance				Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-04-17): Desk Review ordered by diligence vendor 4/17/17
CLEARED COMMENT (2017-04-20): Received CDA with 0 variance

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI on file indicates exclusion of named storm (hurricane) coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage

WAIVED COMMENT (2017-04-19): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no Named Storm Coverage. ( comp factor: Seasoned Investor)

			Seasoned Investor		Loan Review Complete

[1] Application / Processing - Missing Document: Missing Final 1003
EXCEPTION INFO: There is no Final 1003/application contained in file for subject borrower/note

CLEARED COMMENT (2017-04-19): Exception cleared- due to receipt of signed final loan application.

[1] Closing / Title - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing assignment documents. There is no assignment of Mortgage nor assignment of collateral for subject note.

CLEARED COMMENT (2017-04-19): Exception cleared- due to receipt of missing Assignment documents for subject note.

[1] Federal Compliance - Missing Final HUD-1
EXCEPTION INFO: There is no final settlement statement contained in file. The only stmt contained is an estimated HUD

CLEARED COMMENT (2017-04-19): Exception cleared- due to receipt of signed/certified Settlement stmt for subject note/transaction.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-04-17): Desk Review ordered by diligence vendor 4/17/17
CLEARED COMMENT (2017-04-20): Received CDA with 0 variance

[1] General - There is either an environmental report missing or there is an environmental concern with the property
EXCEPTION INFO: Per Veracheck the subject rating is 3: Adjacent or abutting concerns - Additional documentation may mitigate. and there was no additional document mitigating the concerns.

CLEARED COMMENT (2017-04-19): Exception cleared- subject to lender affirmation that the commentary in the Approval document has been deemed sufficient to address mitigate the Veracheck recommendation to obtain additional documentation and that this is deemed sufficient/satisfactory per MCP guideline

Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-04-17): Desk Review ordered by diligence vendor 4/17/17
CLEARED COMMENT (2017-04-20): Received CDA with 0 variance

[2] Application / Processing - Missing Document: Rent Roll not provided
EXCEPTION INFO: Missing leases for subject property. ( per appraisal Unit 1 was occupied.)
Per MCP Appendix 2, Leases are required for investor 2-4 Purchase transactions.

WAIVED COMMENT (2017-04-19): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for no leases.
(comp factor: FICO)

			FICO		Loan Review Complete
Reviewed with Exceptions

Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100649	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	2	2	1
1704100648	$XXX	MA	XX/XX/XXXX	Refinance Rate/Term	04/18/2017	1	1	1
1704100714	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	2	2	1
1704100625	$XXX	MA	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	2	2	1
1704100709	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	2	2	1
1704100718	$XXX	PA	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	3	1	3

[3] Appraisal Documentation - Missing secondary valuation product required for securitization.

EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017-04-17): Desk Review ordered by diligence vendor 4/17/17

GENERAL COMMENT (2017-04-20): CDA returned an Indeterminate value. Please advise if diligence should order a field review.

GENERAL COMMENT (2017-04-21): Field review ordered 4/21/17

GENERAL COMMENT (2017-04-24): ETA for Field Review is 5/1/17

GENERAL COMMENT (2017-04-27): Field review not obtained as of securitization cut-off date. Exception for indeterminate secondary valuation (CDA) remains. Valuations are as follows: Original Appraisal 3/21/17 $506,000

1704100002	$XXX	CA	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	2	2	1
1704100048	$XXX	MD	XX/XX/XXXX	Purchase	04/18/2017	2	2	1
1704100038	$XXX	MD	XX/XX/XXXX	Purchase	04/18/2017	2	2	1
1704100427	$XXX	CA	XX/XX/XXXX	Refinance Rate/Term	04/18/2017	2	2	1
1704100270	$XXX	NY	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	2	2	1
1704100306	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	2	2	1
1704100587	$XXX	FL	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	2	2	1
1704100326	$XXX	IN	XX/XX/XXXX	Refinance Cash-out - Other	04/18/2017	1	1	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status

[1] Federal Compliance - Missing Final HUD - 1
EXCEPTION INFO: The Settlement statements on file are not marked final nor certified as true & Correct nor signed by a settlement agent.

Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: * be certified to be true and correct, ... Note: a final settlement statement certified by the settlement agent as a true copy of the original is acceptable.

CLEARED COMMENT (2017 - 04 - 19): Exception cleared - due to receipt of signed/certified final settlement stmt for subject note/transaction

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017 - 04 - 17): Desk Review ordered by diligence vendor 4/17/17
CLEARED COMMENT (2017 - 04 - 20): Received CDA with 0 variance

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved Exception - VOM provided indicates sporadic pmts per approval WS
WAIVED COMMENT (2017 - 04 - 14): Approved exception waiver - per loan approval worksheet as of origination - Comp factor: - Seasoned Investor

[2] General - Property has been listed for sale in the past 12 months.
EXCEPTION INFO: Approved exception - cashout on property purchased within 12 months using AV - Subject purchased 3/18/16 and AV was used. Per MCP 6.6 Cash - out on Recent Purchases: Definition: Borrower on title < 12 months* Value estimate limited to the lessor of the original purchase price or the current appraised value
WAIVED COMMENT (2017 - 04 - 14): Approved exception waiver - per loan approval worksheet as of origination - Comp factor: - Seasoned Investor

			Guideline variance approved by lender at time of origination - Seasoned Investor		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017 - 04 - 17): Desk Review ordered by diligence vendor 4/17/17
	CLEARED COMMENT (2017 - 04 - 20): Received CDA with 0 variance				Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: Missing Assignment docs. There is no assignment of Collateral nor assignment of mortgage contained in file.

CLEARED COMMENT (2017 - 04 - 19): Exception cleared - due to receipt of missing assignment documents for subject note.

[1] Application / Processing - Missing Document: Flood Certificate not provided
EXCEPTION INFO: There is no Flood cert contained in file for subject property.
CLEARED COMMENT (2017 - 04 - 19): Exception cleared - due to receipt of Flood Cert for subject property.

[1] Federal Compliance - Missing Final HUD - 1
EXCEPTION INFO: There is no Final settlement statement/ HUD - 1 contained in file. there is only an unsigned/uncertified preliminary stmt.

CLEARED COMMENT (2017 - 04 - 19): Exception cleared - due to receipt of Signed/certified final settlement stmt for subject note.

[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017 - 04 - 17): Desk Review ordered by diligence vendor 4/17/17
CLEARED COMMENT (2017 - 04 - 21): Received CDA with 0 variance

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: approved exception - deductiible >$5K
		GENERAL COMMENT (2017 - 04 - 15): approved exception waiver - per original loan approval contained in file. Comp Factor: Low LTV	Guideline variance approved by lender at time of origination. Low LTV		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017 - 04 - 17): Desk Review ordered by diligence vendor 4/17/17
CLEARED COMMENT (2017 - 04 - 20): Received CDA with 0 variance

[2] Application / Processing - Missing Document: Business Purpose Letter of Intent not provided
EXCEPTION INFO: The Handwritten BP LOI is not on Business letterhead - Borrower is a trust. Per MCP Appendix 2 - the handwritten BP letter must be on business letterhead for entity closings.

GENERAL COMMENT (2017 - 04 - 19): Exception remains - 1) Per Loan Approval Worksheet - the Trust was approved as a Borrowing Entity.
Per MCP Appendix 2: Entity Closings - Handwritten BP Letter requirements: Business Letterhead & authority signor signature.
WAIVED COMMENT (2017 - 04 - 21): Exception waived - due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for BP LOI format (not on letterhead). comp factor: FICO

			FICO		Loan Review Complete
[1] Appraisal Documentation - Missing secondary valuation product required for securitization.
EXCEPTION INFO: Clear Capital CDA to be ordered by the diligence vendor
GENERAL COMMENT (2017 - 04 - 17): Desk Review ordered by diligence vendor 4/17/17
CLEARED COMMENT (2017 - 04 - 20): Received CDA with 0 variance

[2] Application / Processing - Missing Document: Business Purpose Letter of Intent not provided
EXCEPTION INFO: BP LOE on file is not on corporate letterhead and borrower is a Trust.
Per MCP Apendix 2, Business letterhead is a requirement for entity borrowers.

GENERAL COMMENT (2017 - 04 - 19): Exception remains - 1) Per Loan Approval Worksheet - the Trust was approved as a Borrowing Entity. (Per MCP Appendix 2: Entity Closings - Handwritten BP Letter requirements: Business Letterhead & authority signor signature.)
2) If Trust is not classified as a Business Entity then a Cert of Occ & Indemnity is required per MCP appendix 2. [There is No certificate of Occupancy & Indemnity in file for the subject unlimited Guarantor.]
WAIVED COMMENT (2017 - 04 - 21): Exception waived - due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for BP LOI Format (not on entity letterhead.) comp factor: Seasoned Investor

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception - no VOR - borrower lives rent free with her son
WAIVED COMMENT (2017 - 04 - 15): Approved exception waiver per original loan approval worksheet on file. comp factor: seasoned investor

			Guideline variance approved by lender at time of origination - seasoned investor Seasoned Investor		Loan Review Complete

[1] Federal Compliance - Missing Final HUD - 1
EXCEPTION INFO: The Settlement statement on file is not marked final nor certified as true & Correct nor signed by a settlement agent.

Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: * be certified to be true and correct, ... Note: a final settlement statement certified by the settlement agent as a true copy of the original is acceptable.

CLEARED COMMENT (2017 - 04 - 19): Exception cleared - due to receipt of Settlement Stmt for subject transaction which is signed by the settlement agent and certified as true & correct.

Reviewed with Exceptions

[2] Misc - Credit Exception:
EXCEPTION INFO: Min tradelines not met; <2 active Major consumer/mtg accounts. Co Borrower XXX has only 1 active mortgage and no major consumer accounts with active/open status.

Per MCP 5.2 For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts.

GENERAL COMMENT (2017 - 04 - 19): Exception remains. Guideline verbiage indicates that the requirements are measures for each borrower individually.
Per MCP 5.2 Evaluating guarantors: The Credit Analyst should use the following guidelines to evaluate individual guarantors for each loan.
WAIVED COMMENT (2017 - 04 - 21): Exception waived - due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for insufficient tradelines. (comp factor: LTV)

[2] General - FICO below 650
EXCEPTION INFO: Approved exception - representative FICO of 608
GENERAL COMMENT (2017 - 04 - 13): Approved exception per loan approval worksheet provided in file. Comp Factor: LTV

			Guideline variance approved by lender at time of origination. - LTV LTV		Loan Review Complete

[1] Application / Processing - Missing Document: Business License not provided
EXCEPTION INFO: There is no business license as required for owner user properties. Per MCP 5.3 Borrower must provide: * Current Business license

GENERAL COMMENT (2017 - 04 - 19): Exception cleared - subject to lender affirmation that subject property is not intended as owner user, hence the requirement is not applicable.
[It is noted that there is an additional VCC note for a Neighboring condo unit (XXX) which is approved as owner - user.]

[1] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: only 18 mos of P&L’s provided; 2 yrs required.
Per MCP 5.3 Borrower must provide: * 2 years profit and loss statements for the business

GENERAL COMMENT (2017 - 04 - 19): Exception cleared - subject to lender affirmation that subject property is not intended as owner user, hence the requirement is not applicable. [It is noted that there is an additional VCC note for a Neighboring condo unit ( XXX) which is approved as owner - user. ]

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Liability < $1MM/$2MM on traditiional property type. Per EOI Liability coverage limit is $500M/ $1MM.
Per MCP 7.2V. Commercial General Liability Insurance - Commercial General Liability Insurance is required on all loans. For Traditional loans on buildings without elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit.

[ *it is noted that there is an Approved exception for no Law & Ordinance per original approval worksheet provided with initial file delivery. ]

WAIVED COMMENT (2017 - 04 - 19): Exception waived - due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Liability coverage amount. (comp factor: reduced LTV)
[ *it also is noted that there was an Approved exception for no Law & Ordinance per original approval worksheet provided with initial file delivery. Also with comp factor: reduced LTV. ]

			Reduced LTV		Loan Review Complete

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Approved exception for no Law & Ordinance and Liab < $2MM per approval worksheet provided for review.
WAIVED COMMENT (2017 - 04 - 13): Approved exception per initial loan approval on file. (Comp Factor: Reduced LTV)

[2] Application / Processing - Missing Document: Business License not provided
EXCEPTION INFO: Approved exception for No business License along with LOE that no license is required for borrowers business type in XXX.
WAIVED COMMENT (2017 - 04 - 13): Approved exception per initial loan approval on file. (Comp Factor: Reduced LTV)

[2] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: only 18 mos of P&L’s provided; 2 yrs required.
Per MCP 5.3 Borrower must provide: * 2 years profit and loss statements for the business.

WAIVED COMMENT (2017 - 04 - 19): Exception waived - due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for missing P&L
(comp factor: reduced LTV)

			Guideline variance approved by lender at time of origination. - Reduced LTV Reduced LTV		Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: 1) Duplicate Loan approval worksheets - Neither approval reflects the names of both co - borrowers.
1a) Loan approval with co - borrower XXX’s name contains inaccurate FICO representation. The correct FICO for XXX is 628 and not 727 as presented on this worksheet.

CLEARED COMMENT (2017 - 04 - 19): Exception cleared - due to receipt of updated corrected loan approval worksheets reflecting both borrower names and corrected Credit scores for each respective co - borrower

[1] Credit Calculation / Analysis - Guideline Issue: Insufficient tradelines per credit guidelines
EXCEPTION INFO: Co Borrower XXX has only 1 active open major consumer credit/ mtg acct. 2 are required.
Per MCP 5.2 For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts.

CLEARED COMMENT (2017 - 04 - 19): Exception Withdrawn/cleared - Due to identification of 2 open/active Major consumer credit accounts on subject credit report

[2] General - FICO below 650
EXCEPTION INFO: Approved exception - 628 representative Score
WAIVED COMMENT (2017 - 04 - 14): Approved exception waiver per original loan approval contained in file. Comp Factor: LTV

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: Approved exception - one of the co borrowers (XXX) lives rent free with family.
WAIVED COMMENT (2017 - 04 - 14): Approved exception waiver per original loan approval contained in file. Comp Factor: LTV

			Guideline variance approved by lender at time of origination. - LTV		Loan Review Complete

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Industrial property with General Aggregate liability < $3MM. (subject property is XXX, XXX. XXX/XXX)

Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

WAIVED COMMENT (2017 - 04 - 19): Exception waived - due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for Liability aggregate amount. (comp factor: Low LTV)

[2] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: Only 1 yr of P&L vs 2 yrs required for owner user properties.
Per MCP 5.3 Borrower must provide: * 2 years profit and loss statements for the business

GENERAL COMMENT (2017 - 04 - 19): Exception remains - 1) Loan approval contained in file is dated 02/23/17, hence indicating that subject loan was underwritten/approved prior to updated guideline revision date.
WAIVED COMMENT (2017 - 04 - 21): Exception waived - due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for only 1 yr P&L.
(comp factor: LTV)

			Low LTV		Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: Vesting discrepancy - per prelim the property title is vested in the name of the subject guarantor and his wife jointly. the Mortgage is executed by the corporate entity borrower only. there is no grant deed/quitclaim nor Final title verifying the vesting as documented on the subject Mortgage/security agreement.
Per MCP 7.1 Ø Vesting Requirements: * refinance transactions must have evidence that title is vested in subject Borrower(s),but is not limited to the borrower(s) only as additional non - borrowing individuals may be allowed on title at the underwriters discretion.

CLEARED COMMENT (2017 - 04 - 19): Exception cleared - due to receipt of quit claim deed documenting transfer of ownership/vesting from Guarantor & spouse to subject borrower Entity.

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1) EOI Reflects 80% coinsurance. Coinsurance is not identified as an approved exception per the loan approval worksheet provided.
Per MCP 7.2 II a. The insurance policy: * must not have any coinsurance.

2)Industrial property with General Aggregate liability < $3MM. ( subject is auto shop/ light industrial property type/use.)

Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

WAIVED COMMENT (2017 - 04 - 19): Exception waived - due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for 1) coinsurance and 2) Liability aggregate amount. deductible amount. (comp factor: Dwelling coverage exceeds the loan amount)

[2] Application / Processing - Missing Document: Business P&L not provided
EXCEPTION INFO: The provided P&L is not dated and there is only 1 P&L and balance sheet (presumed 1 year). and not 2 as required..
Per MCP 5.3 Borrower must provide: * 2 years profit and loss statements for the business

GENERAL COMMENT (2017 - 04 - 19): Exception remains - the original Approval reflects a 3/13/17 exception approval date, hence the evidence on file indicates that the loan was underwritten/approved prior to the referenced updated guideline revision date.
WAIVED COMMENT (2017 - 04 - 21): Exception waived - due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for only 1 yr P&L.
(comp factor: FICO)

			Dwelling Coverage Exceeds the loan amount. FICO		Loan Review Complete

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: Wind/Hail deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

WAIVED COMMENT (2017 - 04 - 19): Exception waived - due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. (comp factor: LTV)

			LTV		Loan Review Complete
				LTV at origination was based on the lender’s internal collateral review of the appraisal. It appears as though an internal reveiw of the appraisal is part of the lender’s origination process. In the event the internal review warrants a lower value than the appraisal, the lender’s more conservative figure is used to establish the LTV for underwriting purposes. While this is not a thrid party valuation, diligence vendor captured the lender’s value as data in addition to the original appraisal. This was done in order to calculate the LTV in a manner that aligns with the loan origination attributes.	Loan Review Complete

AMC Loan ID	Customer Loan ID	Original Loan Amount	State	Note Date	Purpose	Review Date	Overall Grade	Credit Grade	Property Grade	Active Material Exceptions
1704100490	XXX	$XXX	NJ	XX/XX/XXXX	Refinance Cash-out -Other	04/18/2017	2	2	1
1704100329	XXX	$XXX	FL	XX/XX/XXXX	Purchase	04/18/2017	2	2	1
1704100679	XXX	$XXX	FL	XX/XX/XXXX	Refinance Cash-out -Other	04/18/2017	2	2	1
1704100636	XXX	$XXX	OH	XX/XX/XXXX	Purchase	04/18/2017	1	1	1
1704100685	XXX	$XXX	NY	XX/XX/XXXX	Refinance Cash-out -Other	04/18/2017	2	2	1

Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	General Comments	Loan Status

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: There is no EOI documenting any Liability coverage.    Per MCP 7.2V. Commercial General Liability Insurance-Commercial General Liability Insurance is required on all loans.    For Traditional loans on buildings without elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit.

CLEARED COMMENT (2017-04-19): Exception cleared- due to receipt of EOI reflecting liability coverage with sufficient coverage amount for subject property.

[2] Misc - Credit Exception:
EXCEPTION INFO: Approved exception- DCR <1.20 for Mixed use property WAIVED COMMENT (2017-04-14): Approved exception waiver- per original loan approval contained in file provided for review. (Comp Factor: LTV)

[2] Application / Processing - Missing Document: Business Purpose Letter of Intent not provided
EXCEPTION INFO: The BP LOI contained in file is not handwritten.    Per MCP Appendix 2, a Handwritten BP letter on company letterhead is required for a NOO Mixed Use property with entity borrower.

GENERAL COMMENT (2017-04-19): Exception remains- the Provided Handwritten BP LOI is not on Business letterhead for the Entity Borrower, XXX as required per MCP appendix 2 WAIVED COMMENT (2017-04-21): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for BP LOI format- not on entity letterhead. (comp factor: LTV)

			Guideline variance approved by lender at time of origination.- LTV LTV		Loan Review Complete
[2] Credit Calculation / Analysis - Guideline Issue: Insufficient tradelines per credit guidelines
EXCEPTION INFO: Approved exception- only 1 active major consumer/mtg acct.
		WAIVED COMMENT (2017-04-13): Approved exception waiver per original loan approval/ underwriting worksheet. Comp factors: LTV & Reserves	Guideline variance approved by lender at time of origination. - reservies Guideline variance approved by lender at time of origination.- low LTV		Loan Review Complete

[2] General - Insufficient Hazard Insurance
EXCEPTION INFO: 1)Wind deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;
2) Missing required schedule/amendment for Blanket Policy which covers subject and additional properties . The EOI indicated coverage amount is only sufficient to cover the subject note amount with no additional amount to cover additional properties with no amendment specifying that the policy applies separately to each property.
Per MCP 7.2 IX Blanket Policies: ... and the policy must have an amendment (e.g. ISO CG 2504) that will ensure that the aggregate limit of insurance will apply separately to each covered property, including the property, that is subject to a mortgage or deed of trust held by VCC.

WAIVED COMMENT (2017-04-19): Exception 1) waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for deductible amount. (comp factor: Seasoned Investor)

Exception 2) cleared- due to receipt of updated EOI reflecting sufficient coverage level for subject property defined individually.

			Seasoned Investor		Loan Review Complete

[1] Misc - Credit Exception:
EXCEPTION INFO: Missing assignments. There is no assignment of Mottgage nor assignment of collateral for subject note.

CLEARED COMMENT (2017-04-19): Exception cleared- due to receipt of Missing assignment docs for subject note.

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI does not reflect replacement cost coverage, Per MCP 7.2 II a. The insurance policy: * must contain replacement cost coverage
GENERAL COMMENT (2017-04-19): 4-18-17 (JC) Insurance Uploaded. Replacement Cost is labeled RC on page 5
		CLEARED COMMENT (2017-04-19): Exception cleared- due to receipt of Updated EOI reflecting Replacement cost coverage			Loan Review Complete

[1] General - Insufficient Hazard Insurance
EXCEPTION INFO: EOI Reflects 80% coinsurance. Per MCP 7.2 II a. The insurance policy: * must not have any coinsurance.

CLEARED COMMENT (2017-04-19): Exception cleared- due to receipt of updated guidelines which restrict coinsurance only on 1-4 family property type.

[2] Misc - Credit Exception:
EXCEPTION INFO: Approved exception- DCR of 1.05x is below guideline requirement of 1.20x
WAIVED COMMENT (2017-04-15): Approved exception waiver per original loan approval worksheet on file. comp factor: LTV

[2] Credit Eligibility - Guideline Issue: Derogatory mortgage payments outside of credit guidelines
EXCEPTION INFO: Credit report reflects 1x90day late on mortgage account within 6 mos. [ Removal/waiver of late mortgage payment metrics is not addressed in the guidelines section 5.7 for Loans < 50% LTV program. ] Per MCP 5.4 Mortgage Delinquencies- VCC applies the following guidelines to the processing of loans with mortgage delinquencies:Max Number of Late Payments in the last 24 Months: * 0 x 60 or greater days

WAIVED COMMENT (2017-04-19): Exception waived- due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for 90 day mortgage late. (comp factor: LTV)

[2] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
EXCEPTION INFO: There is no evience of payment for the subject mortgage which is paid off by the subject note. A copy of the note was provided but no evidence of payment history. [ Removal/waiver of VOM requirement is not addressed in the guidelines section 5.7 for Loans < 50% LTV program. ]
Per MCP 5.4 Mortgage payment histories must be verified for the past 12 months on the subject property and the borrower’s primary residence.

WAIVED COMMENT (2017-04-19): Exception waived-due to receipt of Updated final Loan Approval Worksheet reflecting approval of exception for missing subject VOM. (comp factor: LTV)

			Guideline variance approved by lender at time of origination.- LTV LTV		Loan Review Complete